As filed with the Securities and Exchange Commission on July 9, 2012

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No._____                                                                                                           [  ]

Post-Effective Amendment No.                                                                                                           [  ]

(Check appropriate box or boxes)

NATIONWIDE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(610) 230-1300
(Registrant's Area Code and Telephone Number)

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.
1000 CONTINENTAL DRIVE, SUITE 400
KING OF PRUSSIA, PENNSYLVANIA 19406
(NAME AND ADDRESS OF AGENT FOR SERVICE)

Approximate Date of Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:
Class A, Class C and Institutional Class shares of beneficial interest, without par value, of Nationwide Global Equity Fund and Nationwide High Yield Bond Fund, series of the Registrant.

No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on August 8, 2012 pursuant to Rule 488 under the Securities Act of 1933, as amended.

THE UBS FUNDS
One North Wacker Drive
Chicago, Illinois  60606
[1-800-Number]
[Website]

August [__], 2012

Dear Shareholder:

I am writing to let you know that a special meeting of the shareholders of the UBS Global Equity Fund and the UBS High Yield Fund (each, a “Target Fund” and together, the “Target Funds”), each a series of The UBS Funds (the “UBS Trust”), will be held on [September 17, 2012] at [time a.m./p.m.], [Central Time], at [the principal executive offices of the UBS Trust, One North Wacker Drive, Chicago, Illinois 60606, in [conference room]] (the “Meeting”).  The purpose of the Meeting is to vote on a proposal to reorganize the Target Funds into newly-organized corresponding series and share classes (as listed below) (each, an “Acquiring Fund” and together, the “Acquiring Funds”) of Nationwide Mutual Funds (the “NMF Trust”).

Target Funds	Acquiring Funds
UBS Global Equity Fund	Nationwide Global Equity Fund
Class A	Class A
Class C	Class C
Class Y	Institutional Class
UBS High Yield Fund	Nationwide High Yield Bond Fund
Class A	Class A
Class C	Class C
Class Y	Institutional Class

If you are a shareholder of record of a Target Fund as of the regular close of business of the New York Stock Exchange on August 3, 2012, you have the opportunity to vote on the proposal.  This package contains notice of the Meeting, information about the proposal and the materials to use when casting your vote.  If a Target Fund’s shareholders vote to approve the reorganization, shareholders of the Target Fund will receive Acquiring Fund shares having a total dollar value equivalent to the total dollar value of their investment in the Target Fund immediately prior to the time of the reorganization.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM (Americas)”), the Target Funds’ investment adviser, believes that combining the Target Funds into the Acquiring Funds will provide the Target Funds with access to Nationwide’s large distribution platform that could provide potential asset growth opportunities and greater efficiencies, thereby providing economies of scale benefits to shareholders.  Each Target Fund is a substantially similar fund to the corresponding Acquiring Fund created within the NMF Trust.  If the reorganizations are approved, UBS Global AM (Americas) will serve as the subadviser of the Acquiring Funds and the portfolio managers of the Target Funds will also serve as the portfolio managers of the Acquiring Funds.  The proposed reorganizations are not expected to result in a change in the level or quality of services shareholders of the Target Funds currently receive.  The proposed reorganizations have been carefully reviewed and approved by the Board of Trustees of the UBS Trust (“UBS Board” or “UBS Trustees”) and the Board of Trustees of the NMF Trust.  The UBS Trustees recommend that you vote FOR the proposed reorganization(s).

More information on the specific details of and reasons for the reorganizations is contained in the enclosed Combined Proxy Statement/Prospectus.  Please read the enclosed materials carefully and cast your vote on the Proxy Card.  Please vote your shares promptly.  Your vote is extremely important, no matter how large or small your holdings may be.

If you have any questions before you vote, please call the UBS Trust toll-free at [1-800-Number].  Thank you for your participation in this important initiative.

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Sincerely,

Mark E. Carver
President
The UBS Funds

A Proxy Card(s) covering your Fund(s) is/are enclosed along with the Combined Proxy Statement/Prospectus.

VOTING IS QUICK AND EASY.  YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

To secure the largest possible representation at the Meeting, please vote via the Internet or by telephone, or mark, sign and return your Proxy Card(s).  If you sign, date and return the Proxy Card(s) but give no voting instructions, your shares will be voted “FOR” the proposal indicated on the card(s). You may revoke your proxy at any time at or before the Meeting.

Please vote your shares today.

You may vote by:

•	Internet: you may vote over the Internet by following the instructions on the enclosed Proxy Card(s).

•	Telephone: please have the Proxy Card(s) available, call the number on the enclosed card(s) and follow the instructions.

•	Mail: sign and return the enclosed Proxy Card(s) in the prepaid envelope provided if you have received this Combined Proxy Statement/Prospectus by mail.

If we do not hear from you after a reasonable amount of time, you may receive a call from our proxy solicitor, Computershare Fund Services, reminding you to vote.

THE BOARD OF TRUSTEES OF THE UBS FUNDS RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSAL.

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INSTRUCTIONS FOR SIGNING PROXY CARD(S)

The following general guidelines for signing Proxy Cards may be of assistance to you and will help avoid the time and expense involved in validating your vote if you fail to sign your Proxy Card(s) properly.

1. Individual accounts: Sign your name exactly as it appears in the registration on the Proxy Card(s).

2. Joint accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the Proxy Card(s).

3. All other accounts: The capacity of the individual signing the Proxy Card(s) should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid signature
Corporate Accounts
(1) ABC Corp.	ABC Corp. John Doe, Treasurer
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee
Partnership Accounts
(1) The XYZ Partnership	Jane B. Smith, Partner
(2) Smith and Jones, Limited Partnership	Jane B. Smith, General Partner
Trust Accounts
(1) ABC Trust Account	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/18/78	Jane B. Doe
Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA/UTMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

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THE UBS FUNDS
One North Wacker Drive
Chicago, Illinois  60606
[1-800-Number]
[Website]

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON [SEPTEMBER 17, 2012]

To the shareholders of the UBS Global Equity Fund and the UBS High Yield Fund, each a series of The UBS Funds, a Delaware statutory trust (the “UBS Trust”):

NOTICE IS HEREBY GIVEN that the UBS Trust will hold a Special Meeting of Shareholders (the “Meeting”) for each of the UBS Global Equity Fund and the UBS High Yield Fund series of the UBS Trust (each, a “Target Fund”) on [September 17, 2012] at [time a.m./p.m.], [Central Time], at [the principal executive offices of the UBS Trust, One North Wacker Drive, Chicago, Illinois 60606, in [conference room]]. The purpose of the Meeting is to consider and act upon the following proposals:

1.
To approve an Agreement and Plan of Reorganization (the “Plan”) providing for the: (i) acquisition by Nationwide Mutual Funds, a Delaware statutory trust (the “NMF Trust”), on behalf of its series (each, an “Acquiring Fund” and together, the “Acquiring Funds”) of all of the property, assets and goodwill of its corresponding Target Fund, in exchange solely for shares of beneficial interest, no par value, of the Acquiring Fund; (ii) the assumption by the NMF Trust, on behalf of each Acquiring Fund, of all of the liabilities of its corresponding Target Fund; (iii) the distribution of the shares of each Acquiring Fund to the shareholders of its corresponding Target Fund according to their respective interests in complete liquidation of each Target Fund; and (iv) the dissolution of each Target Fund as soon as practicable after the closing (the “Proposal”).

2.	To vote upon any other business that may properly come before the Meeting or any adjournment(s) or postponement(s) thereof.

A copy of the form of the Plan, which more completely describes the transaction proposed, is attached as Appendix A to the enclosed Combined Proxy Statement/Prospectus.  It is not anticipated that any matters other than the approval of the Proposal will be brought before the Meeting.  If, however, any other business is properly brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated as proxies or otherwise as described in the enclosed Combined Proxy Statement/Prospectus.

Shareholders of record of each Target Fund at the regular close of business of the New York Stock Exchange on August 3, 2012 are entitled to notice of, and to vote at, such Meeting and any adjournment(s) or postponement(s) thereof.  Each share of each Target Fund is entitled to one vote, and each fractional share held is entitled to a proportional fractional vote, with respect to the Proposal.

The Board of Trustees of the UBS Trust recommends that the shareholders of each Target Fund vote FOR the Proposal.

By order of the Board of Trustees of The UBS Funds

Secretary of The UBS Funds
August [__], 2012

1

Your vote is important. To secure the largest possible representation and to save the expense of further mailings, please mark your Proxy Card, sign it, and return it as soon as possible in the enclosed envelope, which requires no postage if mailed in the United States, or vote by telephone or over the Internet by following the instructions provided on the Proxy Card. Please vote your proxy regardless of the number of shares owned. You may revoke your proxy at any time at, or before, the Meeting or vote in person if you attend the Meeting, as provided in the enclosed Combined Proxy Statement/Prospectus.

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COMBINED PROXY STATEMENT/PROSPECTUS
DATED AUGUST [__], 2012

THE UBS FUNDS
One North Wacker Drive
Chicago, Illinois  60606
[1-800-Number]
[Website]

NATIONWIDE MUTUAL FUNDS
1000 Continental Drive, Suite 400
King Of Prussia, Pennsylvania 19406
1-800-848 0920
www.nationwide.com/mutualfunds

This Combined Proxy Statement/Prospectus (“Proxy Statement/Prospectus”) solicits proxies to be voted at a special meeting of the shareholders (the “Meeting”) of the UBS Global Equity Fund and the UBS High Yield Fund (each, a “Target Fund” and together, the “Target Funds”), each a series of The UBS Funds (the “UBS Trust”).

At the Meeting, shareholders of each Target Fund will be asked to approve an Agreement and Plan of Reorganization (the “Plan”) relating to the reorganizations of the Target Funds into newly-organized corresponding series and share classes (as listed below) (each, an “Acquiring Fund” and together, the “Acquiring Funds”) of Nationwide Mutual Funds (the “NMF Trust”), as described more fully in the Plan (each, a “Reorganization” and together, the “Reorganizations”).  The Target Funds and the Acquiring Funds may be referred to herein as a “Fund” or the “Funds.”

If a Reorganization is approved by the Target Fund’s shareholders on the effective date of the proposed Reorganization, Target Fund shareholders will be issued shares of the corresponding class of the corresponding Acquiring Fund as shown in the table below.

Target Funds	Acquiring Funds
UBS Global Equity Fund	Nationwide Global Equity Fund
Class A	Class A
Class C	Class C
Class Y	Institutional Class
UBS High Yield Fund	Nationwide High Yield Bond Fund
Class A	Class A
Class C	Class C
Class Y	Institutional Class

The Meeting will be held at [the principal executive offices of the UBS Trust, One North Wacker Drive, Chicago, Illinois 60606, in [conference room]], at [time a.m./p.m.], [Central Time] on [September 17, 2012].  The Board of Trustees of the UBS Trust (“UBS Board” or “UBS Trustees”) is soliciting these proxies on behalf of each Target Fund.  The UBS Trustees believe that each proposed Reorganization is in the best interests of the Target Fund and its shareholders, and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization.  This Proxy Statement/Prospectus will first be sent to shareholders on or about August [__], 2012.

Each Target Fund and each Acquiring Fund is a registered, open-end management investment company (mutual fund).  If a Target Fund’s shareholders vote to approve the Plan, shareholders of the Target Fund will receive Acquiring Fund shares having a total dollar value equivalent to the total dollar value of their investment in the Target Fund immediately prior to the time of the Reorganization, as determined pursuant to the Plan.  Each Target Fund will then be liquidated and dissolved.

This Proxy Statement/Prospectus sets forth concisely the information about the Reorganizations and the Acquiring Funds that you should know before voting on the Plan with respect to a Target Fund and investing in an Acquiring Fund.

You should retain this Proxy Statement/Prospectus for future reference.  Additional information about the Target Funds, the Acquiring Funds and the proposed Reorganizations can be found in the following documents, which have been filed with the U.S. Securities and Exchange Commission (“SEC”) and which are incorporated by reference into this Proxy Statement/Prospectus:

1.
The prospectuses of the UBS Trust on behalf of the UBS Global Equity Fund and UBS High Yield Fund, each dated October 28, 2011, as supplemented and amended to date (File No. 811-06637; previously filed on EDGAR, Accession No. 0001104659-11-058732) (each, a “Target Fund Prospectus” and together, the “Target Fund Prospectuses”);

2.
The prospectus of the NMF Trust on behalf of the Nationwide Global Equity Fund and the Nationwide High Yield Bond Fund, dated July 6, 2012 (File No. 811-08495; previously filed on EDGAR, Accession No. 0001193125-12-293333), which is also enclosed herewith (the “Acquiring Fund Prospectus”); and

3.	A statement of additional information (“SAI”) dated August [__], 2012 (File No. [________]), relating to this Proxy Statement/Prospectus.

You may request a free copy of the SAI relating to this Proxy Statement/Prospectus without charge by calling [toll-free number] or by writing to [address].

You may obtain copies of the Target Fund Prospectuses, related SAIs, or annual or semi-annual reports of the UBS Trust without charge by contacting the UBS Trust at 1-800-647 1568 or by visiting http://www.ubs.com/1/e/globalam/Americas/globala- mus/globalamusii/mutual_fund.html.

The Acquiring Fund Prospectus, which accompanies this Proxy Statement/Prospectus, is intended to provide you with additional information about the Acquiring Funds.  The Acquiring Funds are newly organized and currently have no assets or liabilities.  The Acquiring Funds were created specifically in connection with the Plan for the purpose of acquiring the assets and liabilities of the Target Funds and will not commence operations until the date of the Reorganizations.  The Acquiring Funds do not have any annual or semiannual reports to date.  You may obtain an additional copy of the Acquiring Fund Prospectus or the related SAI without charge by contacting the NMF Trust at 1-800-848 0920.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY.  MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

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TABLE OF CONTENTS

OVERVIEW	3
On what proposal am I being asked to vote?
What is the anticipated timing of the Reorganizations?
Why are the Reorganizations being proposed?
Will the portfolio management of the Target Funds change?
Who will bear the expenses associated with the Reorganizations?
What are the federal income tax consequences of each Reorganization?
Has the Board of the Target Funds approved the proposed Reorganizations?
How will the number of shares of an Acquiring Fund that I will receive be determined?
How do the fees of the Acquiring Funds compare to those of each Target Fund?
Will I have to pay any front-end sales charges, contingent deferred sales charges or redemption fees in connection with the Reorganizations?
How do the share purchase, redemption and exchange procedures of the Acquiring Funds compare to those of the Target Funds?
Are the investment objectives and strategies of the Acquiring Funds similar to the investment objectives and strategies of the Target Funds?
Do the fundamental investment policies differ between the Target Funds and the Acquiring Funds?
Do the principal risks associated with investments in each Target Fund differ from the principal risks associated with investments in the corresponding Acquiring Fund?
How many votes am I entitled to cast?
How do I vote my shares?
What are the quorum and approval requirements for the Reorganizations?
What if there are not enough votes to reach a quorum or to approve the Reorganizations by the scheduled Meeting date?
What happens if the Reorganizations are not approved by each Target Fund’s shareholders?
3 4 4 4 4 5 5 5 5 6 6 6 7 7 7 7 7 8 8
COMPARISON OF THE TARGET FUNDS AND THE ACQUIRING FUNDS	8

Comparison of Fee Tables
Comparison of Investment Objectives, Strategies and Risks
Comparison of Fundamental and Non-Fundamental Investment Policies
Comparison of Portfolio Turnover
Comparison of Fund Performance
Comparison of Investment Advisers and Other Service Providers
Comparison of Share Classes and Distribution Arrangements
Comparison of Purchase, Redemption and Exchange Procedures
Comparison of Dividend and Distribution Policies and Fiscal Years
Comparison of Business Structures, Shareholder Rights and Applicable Law
8 11 20 21 21 21 24 27 29 30
BOARD CONSIDERATIONS THE PROPOSED REORGANIZATIONS	31 32
Agreement and Plan of Reorganization Description of the Securities to be Issued	32 33
FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS PRO FORMA CAPITALIZATION ADDITIONAL INFORMATION ABOUT THE FUNDS	34 35 37
Financial Highlights	37
VOTING INFORMATION	37
Solicitation of Votes Quorum and Voting Requirements Effect of Abstention and Broker “Non-Votes” Adjournment Other Matters Future Shareholder Proposals Record Date and Outstanding Shares	38 38 39 39 39 39 39
WHERE TO FIND ADDITIONAL INFORMATION ABOUT THE FUNDS	40

APPENDIX A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION APPENDIX B – TARGET FUNDS’ FINANCIAL HIGHLIGHTS	A-1 B-1

OVERVIEW

The following is a brief overview of the proposal to be voted upon at the Meeting of shareholders scheduled for [September 17, 2012]. Your vote is important. Additional information is contained elsewhere in this Proxy Statement/Prospectus, as well as the Plan, the Target Fund Prospectuses, the Acquiring Fund Prospectus, and the SAI for this Proxy Statement/Prospectus, all of which are incorporated herein by reference.

Shareholders should read the entire Proxy Statement/Prospectus, the Target Fund Prospectuses and the Acquiring Fund Prospectus (which is included herewith) carefully for more complete information.  If you need another copy of the Proxy Statement/Prospectus, please call the UBS Trust at [1-800-Number] (toll-free).

On what proposal am I being asked to vote?

As a Target Fund shareholder, you are being asked to vote on the approval of an Agreement and Plan of Reorganization.  The Plan provides for the: (i) acquisition by the NMF Trust, on behalf of each Acquiring Fund, of all of the property, assets and goodwill of its corresponding Target Fund, in exchange solely for shares of beneficial interest, no par value, of the Acquiring Fund; (ii) the assumption by the NMF Trust, on behalf of each Acquiring Fund, of all of the liabilities of its corresponding Target Fund; (iii) the distribution of the shares of each Acquiring Fund to the shareholders of its corresponding Target Fund according to their respective interests in complete liquidation of each Target Fund; and (iv) the dissolution of each Target Fund as soon as practicable after the closing (the “Proposal”).

As a result of the Reorganizations (if approved by shareholders), each Target Fund shareholder will become a shareholder of its corresponding Acquiring Fund and shareholders of each Target Fund will receive shares in the corresponding Acquiring Fund having a total dollar value equal to the total dollar value of the shares such shareholder held in the Target Fund immediately prior to the effectiveness of the Reorganization as determined pursuant to the Plan.

The Reorganization of each Target Fund into the Acquiring Fund is currently scheduled to take place as of the opening of business on [November 5], 2012, or such other date and time as the parties may agree (the “Closing Date”).  The Plan contemplates the Reorganization of each Target Fund and its share classes into the corresponding Acquiring Fund and its share classes as set forth below.

Target Funds	Acquiring Funds
UBS Global Equity Fund	Nationwide Global Equity Fund
Class A	Class A
Class C	Class C
Class Y	Institutional Class
UBS High Yield Fund	Nationwide High Yield Bond Fund
Class A	Class A
Class C	Class C
Class Y	Institutional Class

Target Fund shareholders who do not wish to have their Target Fund shares exchanged for shares of the corresponding Acquiring Fund as part of a Reorganization should redeem their shares prior to the completion of the Reorganization.  If you redeem your shares, you generally will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.  If, instead, you receive Acquiring Fund shares in exchange for your Target Fund shares as part of a Reorganization, you generally will not recognize any taxable gain or loss on such exchange.  See the section entitled “Federal Income Tax Consequences of the Reorganizations” below.

The Plan is subject to certain closing conditions and may be terminated at any time by mutual consent of the UBS Trust and the NMF Trust, by the NMF Trust if any condition precedent to its obligations has not been fulfilled or waived by the NMF Trust, or by the UBS Trust if any condition precedent to its obligations has not been fulfilled or waived by the UBS Trust.

You should consult the Acquiring Fund Prospectus for more information about the Acquiring Funds and the Target Fund Prospectuses for more information about the Target Funds, which have been incorporated by reference into this Proxy Statement/Prospectus.  In addition, a copy of the Acquiring Fund Prospectus accompanies this Proxy Statement/Prospectus.  For more information regarding shareholder approval of the Reorganizations, please refer to the “The Proposed Reorganizations” and “Voting Information” sections below.  A form of the Plan is attached hereto as Appendix A to this Proxy Statement/Prospectus.  For more information regarding the calculation of the number of Acquiring Fund shares to be issued, please refer to the “How will the number of shares of an Acquiring Fund that I will receive be determined?” section below.

What is the anticipated timing of the Reorganizations?

The Meeting is scheduled to occur on [September 17], 2012.  If all necessary approvals are obtained, the proposed Reorganizations will likely take place in the fourth quarter of 2012, and are currently scheduled to take place upon the opening of business on [November 5, 2012].

Why are the Reorganizations being proposed?

UBS Global Asset Management (Americas) Inc. (“UBS Global AM (Americas)”), the investment adviser to the Target Funds believes that the proposed Reorganizations are in the best interests of each Target Fund and its shareholders.  The combination presents the opportunity to achieve asset growth through broader distribution networks, which could provide economies of scale benefits to shareholders.

Each Target Fund is a substantially similar fund as the corresponding Acquiring Fund created within the NMF Trust.  If the Reorganizations are approved, UBS Global AM (Americas) will serve as the subadviser of the Acquiring Funds and the portfolio managers of the Target Funds will also serve as the portfolio managers of the Acquiring Funds, subject to the supervision of Nationwide Fund Advisors (“NF Advisors”), the investment adviser to the Acquiring Funds, and the Board of Trustees of the NMF Trust (the “NMF Board”).  The proposed Reorganizations are not expected to result in a change in the level or quality of services shareholders of the Target Funds currently receive.  In addition, the investment objective of each Target Fund is identical to the investment objective of the corresponding Acquiring Fund and the investment strategies and policies of each Target Fund and the corresponding Acquiring Fund are also substantially similar.  Shareholders will benefit from a tax-free exchange (except with respect to any anticipated capital gain distributions) of their Target Fund shares for corresponding Acquiring Fund shares.  The proposed Reorganizations have been carefully reviewed and approved by the UBS Board and the NMF Board.  The UBS Trustees recommend that you vote FOR the proposed Reorganization(s).

Will the portfolio management of the Target Funds change?

No.  As stated above, if each Reorganization is approved, UBS Global AM (Americas) will serve as the subadviser of each Acquiring Fund and the same portfolio managers that currently manage each Target Fund will be the portfolio managers of the corresponding Acquiring Fund.  NF Advisors will serve as investment adviser to each Acquiring Fund, will manage the investment of each Acquiring Fund’s assets and will supervise the daily business affairs of the Acquiring Funds, subject to the supervision of the NMF Board.  NF Advisors also will evaluate and monitor the performance of UBS Global AM (Americas).  The NMF Trust and NF Advisors have received an exemptive order from the SEC for a multi-manager structure (the “Manager of Managers Order”) that allows NF Advisors to hire, replace or terminate an unaffiliated subadviser, such as UBS Global AM (Americas), with the approval of the NMF Board but without the approval of shareholders. The Manager of Managers Order also allows NF Advisors to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the NMF Board but without shareholder approval.  Although the Manager of Managers Order applies to the Acquiring Funds, neither NF Advisors nor the NMF Board has any current intention of replacing or terminating UBS Global AM (Americas) as subadviser to the Acquiring Funds in reliance on the Manager of Managers Order.

Who will bear the expenses associated with the Reorganizations?

The costs of the solicitation related to the Reorganizations, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of each Target Fund all materials relating to this Proxy

 Statement/Prospectus and soliciting shareholder votes, as well as the conversion costs associated with the Reorganizations, will be allocated between UBS Global AM (Americas) and NF Advisors.  Neither the Target Funds nor the Acquiring Funds will bear any related costs of the Reorganizations.  In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of the UBS Trust and the NMF Trust, UBS Global AM (Americas) and NF Advisors and their affiliates, or, if necessary, a communications firm retained for this purpose.

What are the federal income tax consequences of each Reorganization?

Each Reorganization is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes  and will not take place unless each Target Fund and its corresponding Acquiring Fund receive a satisfactory opinion of counsel to the effect that the Reorganization will be tax-free, as described in more detail in the section entitled “Federal Income Tax Consequences of the Reorganizations” (although there can be no assurance that the Internal Revenue Service will agree with such opinion).   Accordingly, no gain or loss is expected to be recognized by each Target Fund or its shareholders as a direct result of its Reorganization.  In addition, the tax basis and holding period of a shareholder’s Target Fund shares are expected to carry over to the Acquiring Fund shares the shareholder receives in its Reorganization. At any time prior to the consummation of a Reorganization, Target Fund shareholders may redeem their Target Fund shares, generally resulting in the recognition of gain or loss to such shareholders for U.S. federal income tax purposes.

For more detailed information about the tax consequences of the Reorganizations please refer to the “Federal Income Tax Consequences of the Reorganizations” section below.

Has the Board of the Target Funds approved the proposed Reorganizations?

The UBS Board has approved the Reorganizations and the Plan and recommends that you vote to approve the Plan.  The UBS Trustees believe that each proposed Reorganization is in the best interests of the Target Fund and its shareholders, and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization.

As described in more detail below, UBS Global AM (Americas) and the UBS Board have engaged in discussions regarding how to pursue the best interests of each Target Fund and its shareholders.  UBS Global AM (Americas) proposed that the UBS Board approve the Reorganizations, in light of a number of factors, including the similarity in the Target Funds’ and corresponding Acquiring Funds’ investment objectives and strategies.  For information regarding the specific factors that were considered by the UBS Trustees, please refer to the section below entitled “Board Considerations”.

How will the number of shares of an Acquiring Fund that I will receive be determined?

As a Target Fund shareholder, you will receive your pro rata share of Acquiring Fund shares of the appropriate class received by the Target Fund in the Reorganization.  The number of shares that a Target Fund’s shareholders will receive will be based on the relative net asset values (“NAVs”) of the Target Fund and the Acquiring Fund as of the regular close of business of the New York Stock Exchange (“NYSE”) on the business day immediately preceding the Closing Date.  Each Target Fund’s assets will be valued pursuant to the NMF Trust’s valuation procedures.  The total value of your holdings should not change as a result of the Reorganizations, although some change in value (including a diminution in value) could nonetheless occur because the Target Fund’s assets will be valued, immediately prior to the Closing, under different valuation procedures than those used by the Target Fund currently.  UBS Global AM (Americas) and NF Advisors expect that any change in the valuation of the Target Funds’ assets immediately prior to the Closing, using the NMF Trust’s valuation procedures, rather than the UBS Trust’s valuation procedures, would likely be de minimis.

How do the fees of the Acquiring Funds compare to those of each Target Fund?

As a result of the proposed Reorganizations and after any applicable expense waivers and reimbursements, shareholders of the Target Funds can expect to experience lower expenses as a percentage of average daily net assets as shareholders in the corresponding Acquiring Fund after the Reorganization.  The investment advisory fee of the Nationwide Global Equity Fund is identical to the investment advisory fee of the UBS Global Equity Fund.  The investment advisory fee of the Nationwide High Yield Bond Fund is lower than the investment advisory fee of the UBS High Yield Fund.

Class A shares of the Acquiring Funds charge an additional administrative services fee to shareholders that comes out of the assets of the Fund on an ongoing basis, which shareholders of Class A of the Target Funds do not currently incur as a specific fee.  Fees for similar services, however, may be paid out of the assets of the Target Funds as part of the ongoing expenses of the Target Funds.  Regardless of the administrative services fee, the total expense ratio, both before and after fee waivers and/or expense reimbursements, is expected to be lower for shareholders of Class A shares of each Acquiring Fund after the Reorganizations.

For more details, please see “Comparison of Fee Tables” and “Comparison of Investment Advisers and Other Service Providers” below.

Will I have to pay any front-end sales charges, contingent deferred sales charges or redemption fees in connection with the Reorganizations?

No.  You will not have to pay any front-end sales charges, contingent deferred sales charges (“CDSCs”) or redemption/exchange fees in connection with the Reorganizations, which means that the aggregate value of Acquiring Fund shares issued to you in each Reorganization will be equal to the aggregate value of the Target Fund shares you own immediately prior to a Reorganization.

With respect to Class A shares of the Acquiring Funds, shareholders will be subject to any applicable front-end sales charge or CDSC on subsequent purchases into the Acquiring Funds, after the Reorganizations, to the extent that such shareholders do not qualify for a reduction or elimination of a sales load under the NMF Trust’s policies.  Class A shares of each Acquiring Fund do have higher front-end sales charge in some cases than the corresponding Target Fund.  Please see the sections entitled “Comparison of Fee Tables,” “Comparison of Share Classes and Distribution Arrangements” and “Comparison of Purchase, Redemption and Exchange Procedures” below for more information.

How do the share purchase, redemption and exchange procedures of the Acquiring Funds compare to those of the Target Funds?

They are similar.  For more information concerning the share purchase, redemption and exchange procedures of the Target Funds and the Acquiring Funds, please see the “Comparison of Purchase, Redemption and Exchange Procedures” section below.

Are the investment objectives and strategies of the Acquiring Funds similar to the investment objectives and strategies of the Target Funds?

The investment objective of each Target Fund is identical to that of the corresponding Acquiring Fund.  The investment objective of each Target Fund, however, is fundamental, meaning it cannot be changed without shareholder approval, while the investment objective of each Acquiring Fund is non-fundamental, which means that the NMF Board may change the investment objective of an Acquiring Fund without approval by shareholders of the Acquiring Fund upon 60 days’ written notice to shareholders.

In addition, the investment strategies of each Target Fund are substantially similar to those of the corresponding Acquiring Fund.  The primary changes in the investment strategies of the Target Funds and Acquiring Funds are as a result of disclosure clarifications in the Acquiring Fund Prospectus, which are expected to have no impact on UBS Global AM (Americas)’s management of the assets of the Funds.  In addition, the Acquiring Fund Prospectus sets forth a narrower range of derivative instruments for use as principal investment strategies than the Target Fund Prospectuses, and the Target Funds currently have the ability to gain exposure to certain segments of the market through investments in affiliated investment companies, which will not be available to the Acquiring Funds.  UBS Global AM (Americas) has represented that it does not believe that such differences will affect the way in which the Acquiring Funds are managed as compared to the way in which the Target Funds are currently managed.

For a detailed comparison of each Target and Acquiring Fund’s investment objectives and strategies and a discussion of certain differences, see the section below entitled “Comparison of Investment Objectives, Strategies and Risks”.

Do the fundamental investment policies differ between the Target Funds and the Acquiring Funds?

The fundamental investment policies of the Target Funds and the corresponding Acquiring Funds are similar to one another, and include investment policies required by the Investment Company Act of 1940, as amended (the “1940 Act”).  The UBS Global Equity Fund may sell securities short up to 10% of its net assets pursuant to its fundamental investment policy on issuing senior securities, although the Fund does not sell securities short as part of its investment strategies. The Nationwide Global Equity Fund has a non-fundamental investment restriction that permits it to sell securities short in limited circumstances.  As noted above, the UBS Global Equity Fund does not, and the Nationwide Global Equity Fund does not expect to, sell securities short as part of its investment strategy; therefore this difference is not expected to affect the way in which the portfolio of the Nationwide Global Equity Fund is managed if the Reorganization is approved.

For more information about the Funds’ fundamental investment policies, see the section below entitled “Comparison of Fundamental and Non-Fundamental Investment Policies.”

Do the principal risks associated with investments in each Target Fund differ from the principal risks associated with investments in the corresponding Acquiring Fund?

The principal risks of each of the Target Funds are substantially similar to those of their corresponding Acquiring Funds.  For a detailed comparison of each Fund’s principal risks, see the section below entitled “Comparison of Investment Objectives, Strategies and Risks”.

How many votes am I entitled to cast?

As a shareholder of a Target Fund, you are entitled to one vote for each whole share, and a proportionate fractional vote for each fractional share, that you own of a Target Fund on the record date.  The record date is August 3, 2012 (the “Record Date”).  The Reorganization of each Target Fund into the corresponding Acquiring Fund will be voted on separately by the particular Target Fund’s shareholders.  Completion of each Reorganization is conditioned on the approval of the Reorganization by the relevant Target Fund’s shareholders.  The Reorganization of one Target Fund is not dependent on the approval of the other Reorganization of the other Target Fund.

How do I vote my shares?

You can vote your shares in person at the Meeting or by completing and signing the enclosed Proxy Card and mailing it in the enclosed postage-paid envelope.  You may also vote by touch-tone telephone by calling the toll-free number printed on your Proxy Card and following the recorded instructions or by Internet by going to the website printed on your Proxy Card and following the instructions.  If you need any assistance, or have any questions regarding the Proposal or how to vote your shares, please call [toll-free number].

What are the quorum and approval requirements for the Reorganizations?

Holders of at least a majority of the total number of shares of each Target Fund that are outstanding as of the Record Date, and who are present in person or by proxy at the Meeting, shall constitute a quorum for the purpose of voting on the Proposal with respect to the relevant Target Fund.  Approval of a Reorganization requires the affirmative vote of 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Target Fund are present or represented by proxy, or of more than 50% of the outstanding voting securities of the Target Fund, whichever is less (a “1940 Act Majority”).

What if there are not enough votes to reach a quorum or to approve the Reorganizations by the scheduled Meeting date?

If there are not sufficient votes to approve the Proposal or to achieve a quorum by the time of the Meeting, the Meeting may be postponed or adjourned from time to time to permit further solicitation of proxy votes.  To facilitate the receipt of a sufficient number of votes, we may need to take additional action.  Computershare Fund Services, a proxy solicitation firm, or other persons who are affiliated with UBS Global AM (Americas), NF Advisors, the UBS Trust, the NMF Trust or their affiliates, may contact you by mail or telephone.  Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls.

Voting your shares immediately will help minimize additional solicitation expenses and prevent the need to make a call to you to solicit your vote.

What happens if the Reorganizations are not approved by each Target Fund’s shareholders?

If the shareholders of either Target Fund do not approve the Reorganization, the UBS Board will consider other alternatives including liquidation of the non-approving Target Fund.  A Target Fund liquidation could be a taxable event for shareholders of that Target Fund.

COMPARISON OF THE TARGET FUNDS AND THE ACQUIRING FUNDS

Comparison of Fee Tables

The tables below allow a shareholder to compare the sales charges, management fees and expense ratios of each Target Fund with its corresponding Acquiring Fund and to analyze the estimated expenses that each Acquiring Fund expects to bear following the Reorganizations.  The shareholder transaction expenses presented below show the maximum sales charge (load) on purchases of Fund shares as a percentage of offering price, and the maximum CDSC on redemption of Fund shares as a percentage of original purchase price or redemption proceeds, as applicable.  However, you will not have to pay any sales charge on any shares of an Acquiring Fund received as part of the Reorganizations.  Annual Fund Operating Expenses are paid by each Fund.  They include management fees, administrative costs and distribution and shareholder servicing fees, including pricing and custody services.  For the Acquiring Funds, Annual Fund Operating Expenses (and related Example Expenses) also are presented on a pro forma combined basis.

The Annual Fund Operating Expenses shown in the tables below are based on expenses for the twelve-month period ended June 30, 2011 for each Target Fund.  The numbers provided in the following expense tables and examples for the Acquiring Funds are estimates because these Funds have not commenced operations as of the date of this Proxy Statement/Prospectus.  As such, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

UBS GLOBAL EQUITY FUND – CLASS A, CLASS C AND CLASS Y SHARES
NATIONWIDE GLOBAL EQUITY FUND – CLASS A, CLASS C AND INSTITUTIONAL CLASS SHARES

	UBS Global Equity Fund (Target Fund)			Nationwide Global Equity Fund (Acquiring Fund) and Pro Forma Combined
	Class A	Class C	Class Y	Class A	Class C	Institutional Class
Shareholder Fees (fees paid directly from your investment)1
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load)	None	1.00%	None	None	1.00%	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 90 days of purchase)	1.00%	1.00%	1.00%	None	None	None

	UBS Global Equity Fund (Target Fund)			Nationwide Global Equity Fund (Acquiring Fund) and Pro Forma Combined
	Class A	Class C	Class Y	Class A	Class C	Institutional Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee2	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.25%	1.00%	None
Other Expenses3	0.53%4	0.57%4	0.40%4	0.41%	0.31%	0.31%
Total Annual Fund Operating Expenses	1.53%	2.32%	1.15%	1.41%	2.06%	1.06%
Fee Waiver/Expense Reimbursement	(0.03)%5	(0.07)%5	None5	(0.11)%6	(0.11)%6	(0.11)%6
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	1.50%	2.25%	1.15%	1.30%	1.95%	0.95%
1
Details regarding sales charges imposed on purchases, deferred sales charges and redemption/exchange fees can be found in the “Comparison of Share Classes and Distribution Arrangements” section of this Proxy Statement/Prospectus.

2
Details regarding the Target and Acquiring Funds’ management fee schedules can be found in the “Comparison of Investment Advisers and Other Service Providers” section of this Proxy Statement/Prospectus.

3	The costs incurred in connection with the Reorganization will be borne by UBS Global AM (Americas) and NF Advisors. These Reorganization expenses have not been reflected in the tables above.
4	“Other expenses” include “Acquired fund fees and expenses,” which were less than 0.01% of the average net assets of the Target Fund.
5
The UBS Trust, with respect to the UBS Global Equity Fund, and UBS Global AM (Americas) have entered into a written agreement pursuant to which UBS Global AM (Americas) has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) to the extent necessary so that the Target Fund’s ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses), through the period ending October 27, 2012, do not exceed 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class Y shares.

6
With respect to the Acquiring Fund, the NMF Trust and NF Advisors have entered into a written contract limiting operating expenses to 0.95% until at least February 28, 2014. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Acquiring Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Acquiring Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the NMF Board. The NMF Trust is authorized to reimburse NF Advisors for management fees previously waived and/or for expenses previously paid by NF Advisors, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which NF Advisors waived the fees or reimbursed the expenses and the reimbursements do not cause the Acquiring Fund to exceed the expense limitation that was in place at the time NF Advisors waived the fees or reimbursed the expenses.

UBS HIGH YIELD FUND – CLASS A, CLASS C AND CLASS Y SHARES
NATIONWIDE HIGH YIELD BOND FUND – CLASS A, CLASS C AND INSTITUTIONAL CLASS SHARES

	UBS High Yield Fund (Target Fund)			Nationwide High Yield Bond Fund (Acquiring Fund) and Pro Forma Combined
	Class A	Class C	Class Y	Class A	Class C	Institutional Class
Shareholder Fees (fees paid directly from your investment)1
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	4.50%	None	None	4.25%	None	None
Maximum Deferred Sales Charge (Load)	None	0.75%	None	None	0.75%	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 90 days of purchase)	1.00%	1.00%	1.00%	None	None	None

	UBS High Yield Fund (Target Fund)			Nationwide High Yield Bond Fund (Acquiring Fund) and Pro Forma Combined
	Class A	Class C	Class Y	Class A	Class C	Institutional Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee2	0.60%	0.60%	0.60%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	None	0.25%	0.75%	None
Other Expenses3	0.52%4	0.51%4	0.43%4	0.49%	0.39%	0.39%
Total Annual Fund Operating Expenses	1.37%	1.86%	1.03%	1.29%	1.69%	0.94%
Fee Waiver/Expense Reimbursement	(0.17)%5	(0.16)%5	(0.08)%5	(0.19)%6	(0.19)%6	(0.19)%6

Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	1.20%	1.70%	0.95%	1.10%	1.50%	0.75%
1
Details regarding sales charges imposed on purchases, deferred sales charges and redemption/exchange fees can be found in the “Comparison of Share Classes and Distribution Arrangements” section of this Proxy Statement/Prospectus.

2
Details regarding the Target and Acquiring Funds’ management fee schedules can be found in the “Comparison of Investment Advisers and Other Service Providers” section of this Proxy Statement/Prospectus.

3	The costs incurred in connection with the Reorganization will be borne by UBS Global AM (Americas) and NF Advisors. These Reorganization expenses have not been reflected in the tables above.
4	“Other expenses” include “Acquired fund fees and expenses,” which were less than 0.01% of the average net assets of the Target Fund.
5
The UBS Trust, with respect to the UBS High Yield Fund, and UBS Global AM (Americas) have entered into a written agreement pursuant to which UBS Global AM (Americas) has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) to the extent necessary so that the Target Fund’s ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses), through the period ending October 27, 2012, do not exceed 1.20% for Class A shares, 1.70% for Class C shares and 0.95% for Class Y shares.

6
With respect to the Acquiring Fund, the NMF Trust and NF Advisors have entered into a written contract limiting operating expenses to 0.75% until at least February 28, 2014. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Acquiring Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Acquiring Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the NMF Board. The NMF Trust is authorized to reimburse NF Advisors for management fees previously waived and/or for expenses previously paid by NF Advisors, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which NF Advisors waived the fees or reimbursed the expenses and the reimbursements do not cause the Acquiring Fund to exceed the expense limitation that was in place at the time NF Advisors waived the fees or reimbursed the expenses.

Expense Example

The following Examples are intended to help you compare the cost of investing in shares of each Target Fund with the cost of investing in its corresponding Acquiring Fund currently and on a pro forma basis, and allow you to compare these costs with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Because the Examples are hypothetical and for comparison only, your actual costs may be higher or lower. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

UBS Global Equity Fund

(Target Fund)

	1 Year	3 Years	5 Years	10 Years
Class A shares	$694	$1,004	$1,336	$2,271
Class C shares	$328	$718	$1,234	$2,651
Class Y Shares	$117	$365	$633	$1,398
If you did not sell your shares at the end of the period:
Class C Shares	$228	$718	$1,234	$2,651

Nationwide Global Equity Fund
(Acquiring Fund)
and
Pro Forma Combined

	1 Year	3 Years	5 Years	10 Years
Class A shares	$700	$985	$1,292	$2,160
Class C shares	$298	$635	$1,098	$2,381
Institutional Class shares	$97	$326	$574	$1,284
If you did not sell your shares at the end of the period:
Class C Shares	$198	$635	$1,098	$2,381

UBS High Yield Fund

(Target Fund)

	1 Year	3 Years	5 Years	10 Years
Class A shares	$567	$848	$1,151	$2,008
Class C shares	$248	$569	$991	$2,167
Class Y Shares	$97	$320	$561	$1,252
If you did not sell your shares at the end of the period:
Class C Shares	$173	$569	$991	$2,167

Nationwide High Yield Bond Fund
(Acquiring Fund)
and
Pro Forma Combined

	1 Year	3 Years	5 Years	10 Years
Class A shares	$532	$799	$1,085	$1,899
Class C shares	$228	$514	$900	$1,982
Institutional Class shares	$77	$281	$502	$1,137
If you did not sell your shares at the end of the period:
Class C Shares	$153	$514	$900	$1,982

The projected post-Reorganization pro forma combined Annual Fund Operating Expenses and Expense Examples presented above are based on numerous material assumptions, including that the current contractual agreements will remain in place for one year.  Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, such as the future level of each Acquiring Fund’s assets.  Those factors are beyond the control of the Acquiring Funds and NF Advisors.  The information in the previous tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown and may change.

If a Reorganization is approved, the resulting combined Fund will retain the Acquiring Fund’s expense structure.

Comparison of Investment Objectives, Strategies and Risks

The following summarizes the investment objectives, strategies and risks of each Target Fund and the corresponding Acquiring Fund.  Further information about each Target and Acquiring Fund’s investment objectives, strategies and risks are contained in the Target Fund Prospectuses, Acquiring Fund Prospectus, and Target Funds’ and Acquiring Funds’ SAIs, which are on file with the SEC.  The Target Fund Prospectuses and Acquiring Fund Prospectus are also incorporated herein by reference.

UBS Global Equity Fund (Target Fund) and Nationwide Global Equity Fund (Acquiring Fund)

Investment Objective

The UBS Global Equity Fund and the Nationwide Global Equity Fund have the same investment objective, which is to seek to maximize total return, consisting of capital appreciation and current income.  The investment objective of the UBS Global Equity Fund, however, is fundamental, meaning it cannot be changed without shareholder approval, while the investment objective of the Nationwide Global Equity Fund is non-fundamental, which means that the NMF Board may change the investment objective of the Acquiring Fund without approval by shareholders of the Fund upon 60 days’ written notice to shareholders.

Investment Strategies

Each of the Target Fund and Acquiring Fund has a policy to invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities. Investments in equity securities may include, but are not limited to, dividend paying securities, common stock and preferred stock of U.S. and foreign issuers.  In addition, each Fund may invest in stocks of companies of any size, including small-cap and mid-cap companies, which are located in either developed countries or emerging market countries.  Each Fund also intends to invest its assets in investments that are tied economically to a number of countries throughout the world, including the United States.  In addition, UBS Global AM (Americas), as investment adviser to the Target Fund, and as investment subadviser to the Acquiring Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund’s assets in one or more countries if economic and business conditions warrant such investments.

The Acquiring Fund Prospectus also states that the Acquiring Fund is not limited to purchasing dividend-paying securities only, and it may invest in stocks that provide little to no dividend income, but which offer the potential for capital growth.  Although the description of the Target Fund’s strategy differs with respect to the Fund’s investment in dividend-paying securities, the Target Fund may also invest in stocks that provide little to no dividend income, similar to the Acquiring Fund.

UBS Global AM (Americas) will serve as subadviser to the Acquiring Fund, subject to the supervision of NF Advisors and the NMF Board.  The management process that UBS Global AM (Americas) will utilize to select investments for the Acquiring Fund is the same as the management process that it currently uses to select investments for the Target Fund, although the precise description of the management process in each Fund Prospectus differs.  The management process of UBS Global AM (Americas), as described in the Acquiring Fund Prospectus, is set forth below:

In the global universe, UBS Global AM (Americas) uses a disciplined price-to-intrinsic value approach that seeks to take advantage of pricing anomalies in markets. In selecting securities, UBS Global AM (Americas) focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the UBS Global AM (Americas)’s assessment of what a security is worth. UBS Global AM (Americas) will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, UBS Global AM (Americas) bases its estimates of value upon country, economic, industry and company analysis, as well as upon the UBS Global AM (Americas)’s assessment of a company’s management team, competitive advantage and core competencies. UBS Global AM (Americas) then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks across industries and countries with attractive relative price/value characteristics. The Fund generally considers selling a security when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

With respect to the derivative instruments in which the Target and Acquiring Funds invest as a principal strategy, the Acquiring Fund’s disclosure contains a narrower list of derivative instruments than the Target Fund’s current disclosure.  Specifically, the Target Fund Prospectus sets forth that it may invest in futures, forward currency agreements and equity participation notes for risk management purposes or for investment (non-hedging) purposes.  The Acquiring Fund Prospectus limits the Fund’s principal investments in derivatives to currency futures and forward foreign currency exchange contracts, that would be used to hedge against international currency exposure or for investment (non-hedging) purposes to earn income, to enhance returns, to replace more traditional direct investments, to obtain exposure to certain markets, or to establish net short positions for individual currencies.  UBS Global AM (Americas) has represented that it does not believe that the differences in the derivative investment strategies disclosure in the Target and Acquiring Fund Prospectuses will result in material differences in the way that UBS Global AM (Americas) will manage the Acquiring Fund.  UBS Global AM (Americas) also has represented that it has not utilized futures (other than currency futures) or equity participation notes to the extent it had anticipated, and that it does not believe that the change in disclosure in this regard will result in a difference in the implementation of the investment strategies of the Target and Acquiring Funds.

The Target Fund and the Acquiring Fund have the ability, as a temporary investment strategy, to invest without limit in cash or money market cash equivalents pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant.  The use of temporary investments is not a principal strategy, as it prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

Finally, the Target Fund currently has the ability to invest in other investment companies advised by UBS Global AM (Americas) in order to efficiently gain exposure to particular investments or segments of the market.  The Acquiring Fund will not have the ability to invest in such investment companies advised by UBS Global AM (Americas).  UBS Global AM (Americas) has represented that it does not believe that the removal of the ability of the Acquiring Fund to invest in other investment companies advised by UBS Global AM (Americas), and the consequential direct investments in securities to gain exposure to certain types of investments or certain markets, would affect the way that the Acquiring Fund would be managed.

Investment Risks

The principal risks of investments in the UBS Global Equity Fund and the Nationwide Global Equity Fund are substantially similar, although the precise identification and description of those risks may differ.  Below is a description of the risks of investing in the Target and Acquiring Funds.  The discussion below presents the risks as disclosed in the Acquiring Fund Prospectus.

Neither the Target Fund nor the Acquiring Fund can guarantee that it will achieve its investment objective. If the value of a Fund’s investments goes down, you may lose money.

Country risk – if a Fund emphasizes one or more countries, it may be more susceptible to the financial, market, political or economic events affecting the particular issuers and industries participating in such countries than funds that do not emphasize particular countries.

Derivatives risk – A forward foreign currency exchange contract is an agreement to buy or sell a specific amount of currency at a future date and at a price set at the time of the contract. A currency futures contract is similar to a forward foreign currency exchange contract except that the futures contract is in a standardized form that trades on an exchange instead of being privately negotiated with a particular counterparty. Forward foreign currency exchange contracts and currency futures contracts (collectively, “currency contracts”) may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying stock. For example, during periods when the U.S. dollar weakens in relation to a foreign currency, the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging program were in effect. Currency contracts are considered to be derivatives, because their value and performance depend, at least in part, on the value and performance of an underlying currency. The Fund’s investments in currency contracts may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the subadviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid. These risks may be heightened during volatile market conditions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivative holdings. The Fund’s liquidity may also be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. Finally, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Leverage – leverage may be created when an investment exposes the Fund to a risk of loss that exceeds the amount invested. Certain derivatives provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Because leverage can magnify the effects of changes in the value of the Fund and make the Fund’s share price more volatile, a shareholder’s investment in the Fund may be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund’s investments. Further, the use of leverage may require the Fund to maintain assets as “cover,” maintain segregated asset accounts, or make margin payments, which might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Emerging markets risk – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

Regional – adverse conditions in a certain region can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity.

Foreign currencies – foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

Foreign custody – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and there may be limited or no regulatory oversight of their operations. The laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

Depositary receipts – investments in foreign securities may be in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts

 (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Preferred stock risk – a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

Smaller company risk – in general, stocks of smaller companies trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of larger companies or the market overall. Smaller companies may have limited product lines or markets, be less financially secure than larger companies or depend on a smaller number of key personnel. If adverse developments occur, such as due to management changes or product failures, the Fund’s investment in a smaller company may lose substantial value. Investing in smaller companies requires a longer-term investment view and may not be appropriate for all investors.

Stock market risk – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

UBS High Yield Fund (Target Fund) and Nationwide High Yield Bond Fund (Acquiring Fund)

Investment Objective

The UBS High Yield Fund and the Nationwide High Yield Bond Fund have the same investment objective, which is to seek to provide high current income, as well as capital growth when consistent with high current income.  The investment objective of the UBS High Yield Fund, however, is fundamental, meaning it cannot be changed without shareholder approval, while the investment objective of the Nationwide High Yield Bond Fund is non-fundamental, which means that the NMF Board may change the investment objective of the Acquiring Fund without approval by shareholders of the Fund upon 60 days’ written notice to shareholders.

Investment Strategies

Each of the Target Fund and Acquiring Fund has a policy to invest in a portfolio of higher-yielding, lower-rated fixed-income securities issued by foreign and U.S. companies.  The Target Fund has a policy to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities that provide higher yields and are lower-rated.  The Acquiring Fund has a similar policy to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in high-yield bonds.  Although the wording of the 80% policies of the Target and Acquiring Funds differ slightly, the Funds’ 80% policies are substantially similar and the differences are not expected to affect the way the Acquiring Fund is managed.

Both of the Target and Acquiring Funds may invest in fixed-income securities of any maturity, but generally invest in securities having an initial maturity of more than one year. Investments in fixed-income securities may include, but are not limited to, mortgage-backed securities and asset-backed securities. Up to 25% of each Fund’s total assets may be invested in foreign securities, which may include securities of issuers in emerging market countries.

UBS Global AM (Americas), the investment adviser of the Target Fund, will serve as subadviser to the Acquiring Fund, subject to the supervision of NF Advisors and the NMF Board.  The management process that UBS Global AM (Americas) will utilize to select investments for the Acquiring Fund is the same as the management process that it currently uses to select investments for the Target Fund, although the precise description of the management process in each Fund Prospectus differs slightly.  The management process of UBS Global AM (Americas), as described in the Acquiring Fund Prospectus, is set forth below:

The Fund invests in securities that UBS Global AM (Americas) expects will appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer’s financial condition and credit rating. In selecting securities, UBS Global AM (Americas) uses a quantitative and qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates), as well as certain quantitative factors, such as historical operating results, calculation of credit ratios and expected future outlook, may affect industry trends. Against the output of this model, UBS Global AM (Americas) considers the viability of specific debt securities, assessing management strength, market position, competitive environment and financial flexibility.

UBS Global AM (Americas)’s fixed-income strategies combine judgments about the absolute value of the fixed-income universe and the relative value of issuer sectors, maturity intervals, credit qualities and coupon segments, as well as specific circumstances facing the issuers of fixed-income securities. UBS Global AM (Americas) also determines optimal sector, security and credit rating weightings based on its assessment of macro and microeconomic factors. Depending on market conditions, undervalued securities may be found in different sectors. Therefore, all investment decisions are interrelated and made using ongoing sector, security and credit rating evaluation.

With respect to the derivative instruments in which the Target and Acquiring Funds invest as a principal strategy, the Acquiring Fund’s disclosure contains a narrower list of derivative instruments than the Target Fund’s current disclosure.  Specifically, the Target Fund Prospectus sets forth that it may invest in options, futures, forward agreements, swap agreements (specifically, interest rate, total return, currency and credit default swaps), credit-linked securities and structured investments for risk management purposes or for investment (non-hedging) purposes.  The Acquiring Fund Prospectus limits the Fund’s principal investments in derivatives to currency futures and forward foreign currency exchange contracts, that would be used to hedge against international currency exposure or for investment (non-hedging) purposes to earn income, to enhance returns, to replace more traditional direct investments, to obtain exposure to certain markets, or to establish net short positions for individual currencies.  UBS Global AM (Americas) has represented that it does not believe that the differences in the derivative investment strategies disclosure in the Target and Acquiring Funds Prospectuses will result in material differences in the way that UBS Global AM (Americas) will manage the Acquiring Fund.  UBS Global AM (Americas) also has represented that it has not utilized options, futures (other than currency futures), swap agreements (specifically, interest rate, total return, currency and credit default swaps), credit-linked securities and structured investments futures to the extent it had anticipated, and that it does not believe that the change in disclosure in this regard will result in a difference in the implementation of the investment strategies of the Target and Acquiring Funds.

The Target Fund currently has the ability to invest in other investment companies advised by UBS Global AM (Americas) in order to efficiently gain exposure to particular investments or segments of the market, specifically the UBS Opportunistic Loan Relationship Fund.  The Acquiring Fund will not have the ability to invest in such investment companies advised by UBS Global AM (Americas).  UBS Global AM (Americas) has represented that it does not believe that the removal of the ability of the Acquiring Fund to invest in other investment companies advised by UBS Global AM (Americas), and the consequential direct investments in securities to gain exposure to certain types of investments or certain markets, would affect the way that the Acquiring Fund would be managed.

Investment Risks

The principal risks of investments in the UBS High Yield Fund and the Nationwide High Yield Bond Fund are substantially similar, although the precise identification and description of those risks may differ.  Below is a description of the risks of investing in the Target and Acquiring Funds.  The discussion below presents the risks as disclosed in the Acquiring Fund Prospectus.

Neither the Target Fund nor the Acquiring Fund can guarantee that it will achieve its investment objective. If the value of a Fund’s investments goes down, you may lose money.

Asset-backed securities risk – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

Credit risk – a Fund has the risk that the issuer of a debt security will be unable to pay the interest or principal when due. If an issuer defaults, a Fund may lose money. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s credit risk can adversely affect the value of a Fund’s investments. High-yield bonds, which are rated below investment grade, are generally more exposed to credit risk than investment grade securities. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely on the credit assessment of the subadviser. A corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of an issuer’s securities or credit quality of its bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may reduce significantly the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

Derivatives risk – A forward foreign currency exchange contract is an agreement to buy or sell a specific amount of currency at a future date and at a price set at the time of the contract. A currency futures contract is similar to a forward foreign currency exchange contract except that the futures contract is in a standardized form that trades on an exchange instead of being privately negotiated with a particular counterparty. Forward foreign currency exchange contracts and currency futures contracts (collectively, “currency contracts”) may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying stock. For example, during periods when the U.S. dollar weakens in relation to a foreign currency, the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging program were in effect. Currency contracts are considered to be derivatives, because their value and performance depend, at least in part, on the value and performance of an underlying currency. The Fund’s investments in currency contracts may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the subadviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid. These risks may be heightened during volatile market conditions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivative holdings. The Fund’s liquidity may also be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. Finally, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Leverage -- leverage may be created when an investment exposes the Fund to a risk of loss that exceeds the amount invested. Certain derivatives provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Because leverage can magnify the effects of changes in the value of the Fund and make the Fund’s share price more volatile, a shareholder’s investment in the Fund may be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund’s investments. Further, the use of leverage may require the Fund to maintain assets as “cover,” maintain segregated asset accounts, or make margin payments, which might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Emerging markets risk – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

Regional – adverse conditions in a certain region can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity.

Foreign currencies – foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

Foreign custody – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and there may be limited or no regulatory oversight of their operations. The laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

Depositary receipts – investments in foreign securities may be in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

High-yield bonds risk – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

Interest rate risk – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Inflation – prices of existing fixed-rate debt securities could decline due to inflation or the threat of inflation. Inflationary expectations are generally associated with higher prevailing interest rates, which normally lower the prices of existing fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate securities, the prices at which these securities trade also will be reduced to compensate for the fact that the income they produce is worth less.

Floating- and variable-rate securities – Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower-yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

Liquidity risk – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. It is also the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds that invest in non-investment grade fixed-income securities, small- and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Mortgage-backed securities risk – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” Prepayment might also occur due to foreclosures on the underlying mortgage loans. When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exists for all loans.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Comparison of Fundamental and Non-Fundamental Investment Policies

As required by the 1940 Act, each Trust, on behalf of its series, has adopted certain fundamental investment policies including policies regarding borrowing money, issuing senior securities, engaging in the business of underwriting, concentrating investments in a particular industry or group of industries, purchasing and selling real estate, making loans, diversifying investments and investing in commodities, and has also adopted certain non-fundamental investment policies.  Fundamental investment policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Fund.  The fundamental investment policies of each Target Fund and its corresponding Acquiring Fund are substantially similar.  The fundamental investment policies of the UBS Global Equity Fund and the Nationwide Global Equity Fund relating to the issuance of senior securities, however, have certain differences described below.  UBS Global AM (Americas) does not believe that these differences will affect the way in which the Acquiring Fund will be managed.

The UBS Global Equity Fund may sell securities short up to 10% of its net assets pursuant to its fundamental investment policy on issuing senior securities, although the Fund does not sell securities short as part of its investment strategies.  The Nationwide Global Equity Fund has a non-fundamental investment restriction that permits it to sell securities short if the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.  UBS Global AM (Americas) does not expect that the Nationwide Global Equity Fund will sell securities short as part of its investment strategy.

Further information about each Fund’s fundamental and non-fundamental investment restrictions are contained in the Target Funds’ and Acquiring Funds’ SAIs, which are on file with the SEC.

Comparison of Portfolio Turnover

The UBS Global Equity Fund’s portfolio turnover for its most recent fiscal year ended June 30, 2011 was 83% of the average value of its portfolio.  The UBS High Yield Fund’s portfolio turnover for its most recent fiscal year ended June 30, 2011 was 55% of the average value of its portfolio.  Neither Acquiring Fund has commenced operations, as of the date of this Proxy Statement/Prospectus; however, it is anticipated that each Acquiring Fund’s portfolio turnover rate will likely be similar to that of the corresponding Target Fund.

Comparison of Fund Performance

If the Reorganizations are approved, each Acquiring Fund will be continuing the performance history of the corresponding Target Fund.  The Acquiring Funds do not have performance history because they have not yet commenced operations as of the date of this Proxy Statement/Prospectus. For more information about performance, see the “Performance” section of the Target Fund Prospectuses, each of which is incorporated herein by reference.

Comparison of Investment Advisers and Other Service Providers

Investment Advisers

UBS Global AM (Americas) serves as the investment adviser for each Target Fund and will serve as the subadviser of each Acquiring Fund if the Reorganizations are approved.  UBS Global AM (Americas), a Delaware corporation located at 1285 Avenue of the Americas, New York, New York 10019, is an investment adviser registered with the SEC. As of [______ __], 2012, UBS Global AM (Americas) had approximately $[___] billion in assets under management. UBS Global AM (Americas) is an indirect, wholly owned subsidiary of UBS AG (“UBS”) and a member of the UBS Global Asset Management Division, which had approximately $[___] billion in assets under management as of [______ __], 2012. UBS is an internationally diversified organization headquartered in Zurich and Basel, Switzerland, with operations in many areas of the financial services industry.

NF Advisors, located at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, manages the investment of the Acquiring Funds’ assets and supervises the daily business affairs of each Acquiring Fund. Subject to the supervision of the NMF Board, NF Advisors also determines the allocation of Acquiring Fund assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers. NF Advisors was organized in 1999 as an investment adviser for mutual funds. As of [______ __], 2012, NF Advisors had approximately $[___] billion in assets under management. NF Advisors is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”).

For their services as investment advisers, UBS Global AM (Americas) and NF Advisors are entitled to receive the following annual investment advisory fees, paid daily as a percentage of average daily net assets:

Target Fund Annual Fee (as a % of Average Daily Net Assets)	Acquiring Fund Annual Fee (as a % of Average Daily Net Assets)
UBS Global Equity Fund 0.75% up to $250 million 0.70% on the next $250 million up to $500 million 0.68% on the next $500 million up to $1 billion 0.65% above $1 billion	Nationwide Global Equity Fund 0.75% up to $250 million 0.70% on the next $250 million up to $500 million 0.68% on the next $500 million up to $1 billion 0.65% on $1 billion and more

UBS High Yield Fund 0.600% up to $500 million 0.550% on the next $500 million up to $1 billion 0.525% above $1 billion	Nationwide High Yield Bond Fund 0.55% up to $500 million 0.50% on the next $500 million up to $1 billion 0.475% on $1 billion and more

Portfolio Managers

The portfolio manager(s) for each Target Fund will serve as the portfolio manager(s) of the corresponding Acquiring Fund if the Reorganizations are approved.  As of April 19, 2012, Nick Irish became the portfolio manager of the UBS Global Equity Fund, replacing Nicholas Melhuish, and will serve as the portfolio manager of the Nationwide Global Equity Fund after completion of the Reorganization.

UBS Global Equity Fund
•           Nick Irish, portfolio manager of the Fund since 2012
Nationwide Global Equity Fund
•           Nick Irish, portfolio manager of the Fund since inception

UBS High Yield Fund
•           Craig Ellinger, portfolio manager of the Fund since 2010
•           Matthew Iannucci, portfolio manager of the Fund since 2010
Nationwide High Yield Bond Fund
•           Craig Ellinger, portfolio manager of the Fund since inception
•           Matthew Iannucci, portfolio manager of the Fund since inception

For more information about the management of the Target Funds, please refer to the “Management” section of the Target Fund Prospectuses, which are incorporated herein by reference and to the “Investment advisory, principal underwriting and other service arrangements” section of the Target Funds’ SAI, which is incorporated by reference into the SAI related to this Proxy Statement/Prospectus.  A discussion regarding the basis for the UBS Board’s approval of the investment advisory agreement for the Target Funds will be available in the Target Funds’ June 30, 2012 annual report to shareholders.

For more information about the management of the Acquiring Funds, please refer to the “Fund Management” section of the Acquiring Fund Prospectus, which is incorporated herein by reference and to the “Investment Advisory and Other Services” section of the Acquiring Funds’ SAI, which is incorporated by reference into the SAI related to this Proxy Statement/Prospectus.  A discussion regarding the basis for the NMF Board’s approval of the investment advisory agreement for the Acquiring Funds will be available in the Acquiring Funds’ first annual or semi-annual report to shareholders following commencement of operations.

NF Advisors and the NMF Trust have received a Manager of Managers Order that allows NF Advisors to hire, replace or terminate a subadviser, such as UBS Global AM (Americas) (excluding hiring a subadviser which is an affiliate of NF Advisors), with the approval of the NMF Board but without the approval of shareholders. The Manager of Managers Order also allows NF Advisors to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the NMF Board but without shareholder approval. If a new unaffiliated subadviser is hired for an Acquiring Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Acquiring Funds greater flexibility, enabling them to operate more efficiently.

NF Advisors performs the following oversight and evaluation services to the Acquiring Funds:
•           initial due diligence on prospective Fund subadvisers;
•           monitoring subadviser performance, including ongoing analysis and periodic consultations;
•           communicating performance expectations and evaluations to the subadvisers; and
•	making recommendations to the NMF Board regarding renewal, modification or termination of a subadviser’s contract.

NF Advisors does not expect to frequently recommend subadviser changes. Where NF Advisors does recommend subadviser changes, NF Advisors periodically provides written reports to the NMF Board regarding its evaluation and monitoring of the subadviser. Although NF Advisors monitors the subadviser’s performance, there is no certainty that any subadviser or an Acquiring Fund will obtain favorable results at any given time. Neither NF Advisors nor the NMF Board currently intends to replace or terminate UBS Global AM (Americas) as subadviser to the Acquiring Funds in reliance on the Manager of Managers Order.

Custodian

JPMorgan Chase Bank, located at One Beacon Street, Boston, Massachusetts 02108, provides custodian services for the securities and cash of the Target Funds.  JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017, also provides custodian services for the securities and cash of the Acquiring Funds. JPMorgan Chase Bank utilizes foreign sub-custodians under procedures approved by the applicable Board in accordance with applicable legal requirements.

Administrator

UBS Global AM (Americas) serves as the Target Funds’ administrator. As administrator, UBS Global AM (Americas) supervises and manages all aspects (other than investment advisory activities) of the UBS Trust’s operations.  JPMorgan Chase Bank also provides accounting, portfolio valuation and certain administrative services for the Target Funds.  Nationwide Fund Management LLC (“NFM”) provides various administration and accounting services to the Acquiring Funds, including daily valuation of the Funds’ shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the NMF Board. NFM has entered into a Sub-Administration Agreement with JPMorgan Investors Services Co. to provide certain fund sub-administration and sub-transfer agency services for each Acquiring Fund.

Administrative Services Plan

Class A shares of the Acquiring Funds are subject to fees pursuant to an Administrative Services Plan adopted by the NMF Board. (These fees are in addition to Rule 12b-1 fees for Class A shares as described below under “Distribution Plans and Service Plans.”) These fees are paid by the Acquiring Funds to broker-dealers or other financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Acquiring Funds. Under the Administrative Services Plan, an Acquiring Fund may pay a broker-dealer or other intermediary a maximum annual administrative services fee of 0.25% for Class A shares.  For the first fiscal year following consummation of the Reorganizations, the administrative services fee for Class A shares of each Acquiring Fund is anticipated to be 0.10%.  Although shareholders of Class A shares of the Target Funds do not currently incur a specified administrative service fee, fees for similar services may be paid out of the assets of the Target Funds as part of the ongoing expenses of the Target Funds.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the UBS Trust’s transfer and dividend disbursing agent.  NFM serves as transfer agent and dividend disbursing agent for each of the Acquiring Funds.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 5 Times Square, New York, New York 10036, is the independent registered public accounting firm that serves as the Target Funds’ independent registered public accounting firm. PricewaterhouseCoopers LLP (“PwC”), Two Commerce Square, Suite 1700, Philadelphia, PA 19103-7042, is the independent registered public accounting firm that serves as the Acquiring Funds’ independent registered public accounting firm.

The NMF Trust has been informed by PwC that PwC may not be able to audit the financial statements of the Acquiring Funds for the fiscal year ended June 30, 2013 because of independence issues that may arise for PwC due to the fact that, upon the consummation of the Reorganizations, the results during a portion of such fiscal year would be related to the operations of the Target Funds.  As a result, the NMF Trust may need to appoint another firm to serve as the Acquiring Funds’ independent registered public accounting firm for the fiscal year ended June 30, 2013.

Comparison of Share Classes and Distribution Arrangements

Each share class of a Target Fund will be reorganized into a specific share class of the corresponding Acquiring Fund as described below. The following section describes the different distribution arrangements and eligibility requirements among the various share classes of the Funds.

Distribution of Target Fund and Acquiring Fund Shares

UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”), located at 1285 Avenue of the Americas, New York, New York 10019-6028, acts as the principal underwriter of each class of shares of the Target Funds pursuant to a written agreement. Nationwide Fund Distributors LLC (“NF Distributors”), 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, serves as underwriter for each of the Acquiring Funds pursuant to a written agreement.

Class Structure

The Target Funds and the Acquiring Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and service fees, and reductions and waivers thereto, which are designed to address a variety of investment needs.  In addition, some share classes have certain eligibility requirements which must be met to invest in that class of shares. The share classes offered by the Target Funds and the corresponding share classes of the Acquiring Funds that Target Fund shareholders will receive in connection with the Reorganizations are as follows:

Target Funds	Acquiring Funds
UBS Global Equity Fund	Nationwide Global Equity Fund
Class A	Class A
Class C	Class C
Class Y	Institutional Class
UBS High Yield Fund	Nationwide High Yield Bond Fund
Class A	Class A
Class C	Class C
Class Y	Institutional Class

The eligibility requirements, distribution and service fees and sales charges of the Target Funds and Acquiring Funds are further described, and the material differences are highlighted, in the following sub-sections.

Eligibility requirements.  Class A and Class C shares of the Target Funds are generally available for purchase by retail investors. Class Y shares of the Target Funds are available for purchase exclusively by: (1) shareholders of the Class I shares of any UBS fund who held such shares as of the date the shares were redesignated Class Y shares; (2) retirement plans with 5,000 or more eligible employees or $100 million or more in plan assets; (3) retirement plan platforms/programs that include Target Fund shares if the platform/program covers plan assets of at least $100 million; (4) trust companies and bank trust departments purchasing shares on behalf of their clients in a fiduciary capacity; (5) banks, registered investment advisors and other financial institutions purchasing Target Fund shares for their clients as part of a discretionary asset allocation model portfolio; (6) shareholders who owned Class Y shares of the Target Fund through the PACE Multi-Advisor Program as of November 15, 2001, will be eligible to continue to purchase Class Y shares of the Target Fund through the program; (7) college savings plans organized under Section 529 of the IRC, if shareholder servicing fees are paid exclusively outside of the participating funds; (8) other investors as approved by the UBS Board; (9) shareholders who invest a minimum initial amount of $5 million in the Target Fund (an institutional investor may aggregate its holdings with holdings of certain related institutional investors to meet the foregoing minimum); (10) foundations, endowments and religious and other charitable organizations described in Section 501(c)(3) of the IRC that invest a minimum initial amount of $2,500,000; (11) employees of UBS Global AM (Americas) and UBS Global AM (US), as long as the employee establishes an account in his or her name directly at the Target Fund’s transfer agent and purchases a minimum initial amount of $50,000; and (12) members of the UBS family of funds Board of Directors/Trustees (and former Board members who retire from such Boards after December 1, 2005) of any investment company for which UBS Global AM (US) or any of its affiliates serves as principal underwriter, subject to a minimum initial purchase amount of $50,000 in an account established by the member in his or her name directly at the Target Fund’s transfer agent.

Class A and Class C shares of the Acquiring Funds are available for purchase by retail investors. Institutional Class shares of the Acquiring Funds are available for purchase exclusively by: (1) funds of funds offered by the NF Distributors or other affiliates of the Acquiring Funds; (2) retirement plans for which no third-party administrator receives compensation from the Acquiring Funds; (3) institutional advisory accounts of NF Advisors’ affiliates, those accounts which have client relationships with an affiliate of NF Advisors, its affiliates and their corporate sponsors and subsidiaries and related retirement plans; (4) rollover individual retirement accounts from such institutional advisory accounts; (5) a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative services fees to the financial institution; (6) registered investment advisors investing on behalf of institutions and high net-worth individuals whose advisors derive compensation for advisory services exclusively from clients; (7) high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary; or (8) current holders of Institutional Class shares of any Nationwide Fund.

Additional information about the eligibility requirements to purchase the Target Funds’ share classes and the Acquiring Funds’ share classes is available in their respective Prospectuses and SAIs.

Class Y shares of the Target Funds and Institutional Class of the Acquiring Funds are not subject to initial sales charges, CDSCs or Rule 12b-1 fees.

Distribution Plans and Service Plans.  Under separate plans pertaining to the Class A and Class C shares of the Target Funds adopted by the UBS Trust in the manner prescribed under Rule 12b-1 under the 1940 Act (each, respectively, a “Class A Plan” and “Class C Plan,” and collectively, “Target Fund Plans”), the Target Funds pay UBS Global AM (US) a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each class of shares.  Under the Class C Plan, the Target Funds pay UBS Global AM (US) a distribution fee, accrued daily and payable monthly, at the annual rate of 0.50% (for UBS High Yield Fund) or 0.75% (for UBS Global Equity Fund) of the average daily net assets of the class of shares. There is no distribution plan with respect to the Target Funds’ Class Y shares and the Target Funds pay no service or distribution fees with respect to their Class Y shares.

For more information about the distribution of Target Fund shares, please refer to the “Managing your Fund account” section of the Target Fund Prospectuses, which are incorporated herein by reference, and to the “Investment advisory, principal underwriting and other service arrangements” section of the Target Funds’ SAI.

The distribution and shareholder servicing plans for the classes of the Acquiring Funds offered in the Reorganizations will operate in a similar manner to the Target Fund Plans. The NMF Trust has adopted a Distribution Plan (the “Plan”) under Rule 12b-1 of the 1940 Act with respect to certain classes of shares. The Plan permits the Acquiring Funds to compensate NF Distributors, as the Acquiring Funds’ principal underwriter, for expenses associated with the distribution of certain classes of shares of the Funds. Although actual distribution expenses may be more or less, the Acquiring Funds, or the applicable class, as indicated below, pay NF Distributors an annual fee under the Plan in an amount that will not exceed the following amounts:

•           0.25% of the average daily net assets of Class A shares of each Fund (distribution or service fee);

•           1.00% of the average daily net assets of Class C shares of the Nationwide Global Equity Fund (0.75% distribution fee and 0.25% service fee);

•           0.75% of the average daily net assets of Class C shares of the Nationwide High Yield Bond Fund (0.50% distribution fee and 0.25% service fee).

For more information about the distribution of Acquiring Fund shares, please refer to the “Investing with Nationwide Funds” section of the Acquiring Fund Prospectus, which is incorporated herein by reference, and to the “Investment Advisory and Other Services” section of the Acquiring Funds’ SAI.

Initial Sales Charge, Reductions and Waivers.  You can buy Class A shares of each of the Target and Acquiring Funds at the offering price, which is the NAV plus an initial sales charge. Although Class A shares of each Target and Acquiring Fund may be purchased without an initial sales charge for purchases of $1,000,000 or more, the investment may be subject to a CDSC on certain redemptions made within one year of purchase with respect to the Target Funds and within eighteen months of purchase with respect to the Acquiring Funds.

The following tables compare the initial sales charge schedules of Class A shares of the Target Funds and the Acquiring Funds. You will not pay an initial sales charge and you will not be charged a CDSC (if applicable) on Acquiring Fund shares that you receive in connection with the Reorganization. However, the Acquiring Fund initial sales charges will apply to any Class A shares of an Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge.

Class A Sales Charge Schedule

	UBS Global Equity Fund		Nationwide Global Equity Fund
Purchase Amount	Sales Charge as a Percentage of Offering Price	Sales Charge as Percentage of NAV	Sales Charge as a Percentage of Offering Price	Sales Charge as Percentage of NAV
Less than $50,000	5.50%	5.82%	5.75%	6.10%
$50,000 to $99,999	4.50	4.71	4.75	4.99
$100,000 to $249,999	3.50	3.63	3.50	3.63
$250,000 to $499,999	2.50	2.56	2.50	2.56
$500,000 to $999,999	2.00	2.04	2.00	2.04
$1,000,000 and over	None1	None1	None2	None2

1
A CDSC of 1% of the shares’ offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under a Fund’s Automatic Cash Withdrawal Plan are not subject to this charge.

2
An investor may purchase $1 million or more of Class A shares in one or more of the Nationwide Funds and avoid the front-end sales charge. However, unless an investor is eligible under a different sales charge waiver to purchase Class A shares without a sales charge, the investor will pay a CDSC if he or she redeems such Class A shares within 18 months of the date of purchase. With respect to such purchases, shareholders will be charged a CDSC in the following amounts: (1) for purchases in the amount of $1 million to $3,999,999, a 1.00% CDSC; (2) for purchases in the amount of $4 million to $24,999,999, a 0.50% CDSC; and (3) for purchases of $25 million or more, a 0.25% CDSC.  These fees are used to cover the finder’s fee payable to selling dealers.  The Class A CDSC will not exceed the aggregate amount of the finder’s fee NF Distributors paid to the selling dealer on all purchases of Class A shares of all Nationwide Funds an investor made that were subject to the Class A CDSC.

	UBS High Yield Fund		Nationwide High Yield Bond Fund
Purchase Amount	Sales Charge as a Percentage of Offering Price	Sales Charge as Percentage of NAV	Sales Charge as a Percentage of Offering Price	Sales Charge as Percentage of NAV
Less than $100,000	4.50%	4.71%	4.25%	4.44%
$100,000 to $249,999	3.50	3.63	3.50	3.63
$250,000 to $499,999	2.50	2.56	2.50	2.56
$500,000 to $999,999	2.00	2.04	2.00	2.04
$1,000,000 and over	None1	None1	None2	None2

1
A CDSC of 1% of the shares’ offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under a Fund’s Automatic Cash Withdrawal Plan are not subject to this charge.

2
An investor may purchase $1 million or more of Class A shares in one or more of the Nationwide Funds and avoid the front-end sales charge. However, unless an investor is eligible under a different sales charge waiver to purchase Class A shares without a sales charge, the investor will pay a CDSC if he or she redeems such Class A shares within 18 months of the date of purchase. With respect to such purchases, shareholders will be charged a CDSC in the following amounts: (1) for purchases in the amount of $1 million to $3,999,999, a 0.75% CDSC; (2) for purchases in the amount of $4 million to $24,999,999, a 0.50% CDSC; and (3) for purchases of $25 million or more, a 0.25% CDSC.  These fees are used to cover the finder’s fee payable to selling dealers.  The Class A CDSC will not exceed the aggregate amount of the finder’s fee NF Distributors paid to the selling dealer on all purchases of Class A shares of all Nationwide Funds an investor made that were subject to the Class A CDSC.

Reductions or Waivers of Initial Sales Charges.  The Target Funds and Acquiring Funds both offer reductions and waivers of the initial sales charge on Class A shares to certain eligible investors or under certain circumstances, which are similar between the Target Funds and the Acquiring Funds. It is possible, however, that Target Fund shareholders who were eligible for sales charge reductions or waivers may not be eligible for such waivers on future purchases of the Acquiring Funds. The Prospectuses of the Target Funds that you have received include information on purchasing Class A shares of your Target Funds with a reduced initial sales charge or without an initial sales charge. The enclosed Acquiring Fund Prospectus includes information on the initial sales charge reductions and waivers offered by the Acquiring Funds that correspond to the Target Funds which you own. Please also see the Acquiring Funds’ SAI for additional information on purchasing Class A shares of the Acquiring Funds with a reduced initial sales charge or without an initial sales charge.

Class C Contingent Deferred Sales Charges, Reductions and Waivers.  You can buy Class C shares of the Target Funds and Class C shares of the Acquiring Funds at the offering price, which is the NAV, without an initial sales charge. The CDSC for Class C shares of a Target Fund and the corresponding Class C shares of each Acquiring Fund are identical. If you sell (redeem) your Class C shares within one year of purchase, you will have to pay a CDSC of 1.00% for the Nationwide Global Equity Fund and 0.75% for the Nationwide High Yield Bond Fund based on your original purchase price of your shares. Class C shares of the Target Funds and the Acquiring Funds are generally not available for purchase of $1 million or more. In determining whether to charge a CDSC, Class C shares of both the Target Funds and the Acquiring Funds are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there are no CDSCs first and, then, shares in the order of their purchase. If you own Class C shares of a Target Fund, the Acquiring Fund Class C shares that you receive in connection with the Reorganization will be deemed to have been purchased on the date that you purchased your Class C Target Fund shares for purposes of calculating whether any CDSC is owed upon the sale of such shares.

CDSC Waivers.  You may qualify for a CDSC waiver. Please see the Target Fund Prospectuses and SAI for information on the Target Funds’ CDSC waivers.  Class A and Class C shares of the Acquiring Funds that are otherwise subject to a CDSC will not be charged a CDSC in the following circumstances:

•	the redemption of Class A or Class C shares purchased through reinvested dividends or distributions;

•	Class A or Class C shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;

•	mandatory withdrawals of Class A or Class C shares from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts; and

•	redemptions of Class C shares from retirement plans offered by broker-dealers or retirement plan administrators that maintain an agreement with the Funds or NF Distributors.

If a CDSC is charged when you redeem your Class C shares, and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify the Acquiring Funds’ transfer agent, your financial advisor or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify.  Please also see the Acquiring Funds’ SAI for additional information on CDSC waivers.

Comparison of Purchase, Redemption and Exchange Procedures

Purchase Procedures

The purchase procedures employed by the Target Funds and the Acquiring Funds are similar. The Target Funds and the Acquiring Funds each offer shares through their respective distributor on a continuous basis. Shares of the Target Funds and the Acquiring Funds may be purchased directly through their respective transfer agents and through other authorized financial intermediaries. The purchase price of each share of the Target Funds and the Acquiring Funds is based on the net asset value next determined after the order is received in good order by the Target Fund or Acquiring Fund or their respective agent.  Purchases of shares of the Acquiring Funds may be made by mail, telephone or online.  Additional information regarding the purchase procedures of the Target Funds and the Acquiring Funds is available in their respective Prospectuses. The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of each Prospectus.

Investment Minimums

The Target Funds and Acquiring Funds have each established minimum investment amounts for Class A and Class C shares. The eligibility requirements for the Class Y shares of the Target Funds are discussed above.  The Institutional Class shares of the Acquiring Funds require a minimum investment, provided that the other eligibility requirements are otherwise met. These investment minimums required to purchase Class A, Class C and Institutional Class shares of the Acquiring Funds will be waived in connection with the Reorganization for any Target Fund shareholder whose account balance is less than the required minimum.

The minimum requirements for Class A and Class C shares of the Target Funds are set forth below:

Minimum investments:
To open an account	$1,000
To add to an account	$ 100

The Target Funds may waive or reduce these amounts for: employees of UBS Global AM (US) or its affiliates; or participants in certain pension plans, retirement accounts, unaffiliated investment programs or the Target Funds’ automatic investment plan.

The minimum requirements for the classes of the Acquiring Funds are set forth below:

Minimum investments:
Class A and Class C Shares
To open an account	$2,000 (per Acquiring Fund)
To open an IRA account	$1,000 (per Acquiring Fund)
Additional investments	$100 (per Acquiring Fund)
To start an Automatic Asset Accumulation Plan	$0 (provided each monthly purchase is at least $50)
Additional Investments (Automatic Asset Accumulation Plan)	$50
Institutional Class Shares
To open an account	$1,000,000 (per Acquiring Fund)
Additional investments	No minimum

Minimum investment requirements do not apply to shares received in the Reorganizations or to purchases by employees of NF Advisors or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. NF Distributors reserves the right to waive the investment minimums under certain circumstances.

Redemption Procedures

The redemption procedures employed by the Target Funds and the Acquiring Funds are similar, with a few exceptions. Shareholders of both the Target Funds and the Acquiring Funds may redeem shares at any time. Generally, both the Target Funds and the Acquiring Funds forward redemption proceeds within one day, but no later than seven days, with certain limited exceptions. The Target Funds and the Acquiring Funds each make redemptions in cash, typically by check, electronic bank transfer or wire. Both the Target Funds and the Acquiring Funds reserve the right to determine whether to satisfy redemption requests by making payments in securities or other property (also known as a redemption in kind).

The Target Funds reserve the right to redeem shares when a shareholder’s account balance falls below $500, subject to certain limitations. The Acquiring Funds reserve the right to charge a $5 quarterly fee, with certain exceptions, when a shareholder’s account balance falls below $2,000 ($1,000 for IRA accounts). In addition, the Acquiring Funds reserve the right to redeem shares when a shareholder’s account falls below $2,000 ($1,000 for IRA accounts) due to a redemption of shares.  Both the Target Funds and the Acquiring Funds each provide 60 days’ notice and an opportunity for shareholders to increase their account balance prior to redeeming the account.

Additional information regarding the redemption procedures of the Target Funds and the Acquiring Funds is available in their respective Prospectuses. The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of each Prospectus.

Redemption Fees.  Each Target Fund charges a 1% redemption fee on the amount redeemed or exchanged of any class of a Target Fund within 90 days of purchase.  Such redemption fees are intended to compensate the applicable Target Fund for the increased expenses to longer-term shareholders and the disruptive effect on the Fund’s portfolio caused by short-term investments in a Target Fund. The redemption fees are retained by the applicable Fund. These redemption fees will be waived in connection with the redemption of Target Fund shares as part of the Reorganization. Shares of the Acquiring Funds are not subject to redemption fees.

Additional information relating to redemption fees of Target Funds is available in their respective Prospectuses. The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of the Prospectuses.

Comparison of Exchange Privileges

Shares of a Target Fund may generally be exchanged for shares of the same class of other UBS funds that are available for purchase and offer an exchange feature. Exchanges of shares are based on the next determined net asset value per share of the Target Fund after the request to exchange, without any sales charges, subject to minimum purchase requirements, certain limitations, exceptions, and procedures. Shares of an Acquiring Fund may also be generally exchanged for shares of the same class of other Nationwide mutual funds subject to minimum investment requirements, certain limitations, exceptions, and procedures. The redemption fees discussed above only apply on exchanges of the Target Funds.

Shareholders of a Target Fund or an Acquiring Fund seeking to exchange their shares are subject to the exchange policies of the Target Fund or Acquiring Fund into which they are seeking to exchange. In addition, the Fund into which a shareholder is seeking to exchange may have different investment objectives, principal investment strategies, risks, fees (including 12b-1 fees) and other features of which shareholders should be aware before making an exchange. Additional information regarding the Target Funds and the Acquiring Funds, including their exchange privileges, is available in their respective Prospectuses. The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of each Prospectus.

Frequent or Short-Term Trading Policies

Each of the Target and Acquiring Funds have policies and procedures to discourage excessive or short-term trading. The Target Funds and the Acquiring Funds each reserve the right to reject or limit any order to purchase shares when they believe it is in the best interests of such Fund. A further description of the Target Funds’ and Acquiring Funds’ policies related to deterring excessive short term trading activity can be found in their respective Prospectuses.  The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of each Prospectus.

Comparison of Dividend and Distribution Policies and Fiscal Years

Dividend and Distribution Policies

The UBS Global Equity Fund declares and distributes its net investment income, if any, to shareholders as dividends annually.  Capital gains, if any, may be distributed at least annually.  The Nationwide Global Equity Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends quarterly and capital gains, if any, may be distributed at least annually.

The UBS High Yield Fund declares and distributes its net investment income, if any, to shareholders as dividends monthly. Capital gains, if any, may be distributed at least annually.  The Nationwide High Yield Bond Fund expects to declare daily and distribute its net investment income, if any, as dividends monthly. Capital gains, if any, may be distributed at least annually.

With respect to both the Target Funds and the Acquiring Funds all income and capital gain distributions are automatically reinvested in shares of the applicable Fund, unless you request in writing a payment in cash.

Additional information regarding the dividend and distribution policies of the Target Funds and the Acquiring Funds is available in their respective Prospectuses. The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of the Prospectuses.

Fiscal Years

Each Target Fund’s and the corresponding Acquiring Fund’s fiscal year end is June 30.  As a result, even if the Reorganizations are approved, as Acquiring Fund shareholders you will receive the Acquiring Funds’ annual and semi-annual shareholder reports and updated prospectuses at the same times during the year than you do now as a shareholder of a Target Fund.

Comparison of Business Structures, Shareholder Rights and Applicable Law

Each Acquiring Fund and each Target Fund is a series of a Delaware statutory trust.  As a result, there are no material differences between the rights of shareholders under the governing law of the Target Funds and the corresponding Acquiring Funds except differences in the organizational instruments of these entities, which are described below.  Further information about each Fund’s governance structure is contained in the Fund’s SAI and its governing documents, which are on file with the SEC.

For the Target Funds, holders of a majority of the outstanding number of shares of a Fund outstanding constitutes a quorum for the purpose of voting, except as otherwise provided by the 1940 Act or other applicable law.  For the Acquiring Funds, holders of at least 40% of the outstanding number of shares of a Fund constitutes a quorum for the purpose of voting, except as otherwise provided by the 1940 Act or other applicable law.  Other than the quorum requirement, shareholders of the Target Funds and the Acquiring Funds have comparable rights with regard to voting and the adjournment of a shareholder meeting.  Please see the sections entitled “Shareholder Voting Rights” and “Liability of Shareholders, Trustees and Officers; Indemnification” for more information on shareholder rights.

Shareholder Voting Rights

Number of Votes; Aggregate Voting.  The governing instruments of both the Target Funds and the Acquiring Funds provide that each shareholder is entitled to one vote for each whole share that they hold, and a fractional vote for each fractional share that they hold.  Shareholders of the Target Funds and the Acquiring Funds are not entitled to cumulative voting in the election of Trustees.  The governing instruments of both the Target Funds and the Acquiring Funds provide that all shares shall be voted together, except when the matter affects the interests of one or more series (or classes), then only the shareholders of the affected series (or classes) are entitled to vote.

Right to Vote.  The 1940 Act provides that shareholders of each Target Fund and Acquiring Fund have the power to vote with respect to certain matters: specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental.  Shareholders of each Target Fund and Acquiring Fund also have the right to vote on certain matters affecting the Target Fund and Acquiring Fund or a particular share class thereof under their respective governing instruments and applicable state law.  Target Fund shareholders have the right to vote only (1) for the election or removal of Trustees; (2) with respect to such additional matters relating to the UBS Trust as may be required by the applicable provisions of the 1940 Act; and (3) on those matters the Trustees consider necessary or desirable.  Acquiring Fund shareholders have the right to vote (1) for the election of Trustees; (2) for the removal of Trustees; (3) on matters set forth in the Agreement and Declaration of Trust; (4) on the amendment of the Agreement and Declaration of Trust; (5) on the amendment of the Bylaws as set forth in the Bylaws; (6) on such additional matters as may be required by the Agreement and Declaration of Trust, the Bylaws, the 1940 Act, other applicable law and any registration statement of the Trust; and (7) on such other matters as the NMF Board may consider necessary or desirable.

If an approval is required by the 1940 Act, then, except for the election of trustees, the vote required by the 1940 Act is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.  Except as otherwise provided by the 1940 Act, for the UBS Trust, a majority of the shares entitled to vote on a matter present or represented by proxy constitute a quorum and if a quorum is present at any meeting, a majority of the shares voted decide any questions, except a plurality vote is necessary for the election of Trustees.  Except as otherwise provided by the 1940 Act or other applicable law, for the NMF Trust, 40% of the outstanding shares entitled to vote present or represented by proxy constitute a quorum and if a quorum is present at any meeting, a majority of the shares voted decide any questions, except a plurality vote is necessary for the election of Trustees.

Liability of Shareholders, Trustees and Officers; Indemnification

Liability of Shareholders.  Consistent with the Delaware Statutory Trust Act, the governing instruments for the Target Funds and the Acquiring Funds generally provide that shareholders will not be subject to personal liability for the obligations of a Fund.  The governing instruments for the NMF Trust also contain an express disclaimer of shareholder liability for acts of the Trust and provide for shareholder indemnification if any shareholder is personally held liable for the obligations of the Trust.  The governing instruments for the UBS Trust also contain an express disclaimer of personal liability for shareholders.

Liability of Trustees and Officers.  Consistent with the 1940 Act, the governing instruments for the Target and Acquiring Funds provide that no Trustee, and for the Acquiring Funds, also no officer, shall be subject to any personal liability in connection with the assets or affairs of a Fund, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office or the discharge of his or her functions (“Disqualifying Conduct”).

Indemnification.  The Agreement and Declaration of Trust and By-Laws of the UBS Trust generally provide that any Trustee and officer shall be indemnified by the UBS Trust for claims, demands, costs, losses, expenses, and damages arising out of or related to such person’s performance of his or her duties except with respect to any matter as to which it has been determined that such person had engaged in Disqualifying Conduct.

The Agreement and Declaration of Trust of the NMF Trust generally provides that any Trustee or officer shall be indemnified by the NMF Trust against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred, if such person acted, or took no action, as the case may be, in good faith and without any Disqualifying Conduct, and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Both the UBS Trust and the NMF Trust may advance expenses incurred in defending any proceedings subject to certain conditions.

BOARD CONSIDERATIONS

The UBS Board considered the Reorganizations at a meeting held on June 8, 2012, and the UBS Trustees, including a majority of the Trustees who are not “interested persons” of the UBS Trust as that term is defined in the 1940 Act, approved the Plan.  In approving the Reorganizations, the UBS Board determined that: (i) participation in the Reorganizations is in the best interest of each Target Fund and its shareholders; and (ii) the interests of the Target Funds’ shareholders will not be diluted as a result of the Reorganizations.

In making these determinations, the UBS Board considered a number of factors, including the following:

•
the investment objective of each Target Fund is identical to the investment objective of the corresponding Acquiring Fund, and the investment strategies and principal risks of each Target Fund are substantially similar to the investment strategies and principal risks of the corresponding Acquiring Fund;

•	the portfolio managers of the Target Funds will continue to serve as the portfolio managers of the Acquiring Funds;

•	the current management fee rate paid by each Target Fund is the same as or higher than the management fee to be paid by the corresponding Acquiring Fund;

•
NF Advisors has agreed to limit the operating expenses of each Acquiring Fund (to 0.95% for Nationwide Global Equity Fund and to 0.75% for Nationwide High Yield Bond Fund) (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by an Acquiring Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Acquiring Fund’s business) until at least February 28, 2014;

•
the Acquiring Funds have a large distribution platform and it is anticipated that it could provide asset growth opportunities for the Acquiring Funds and greater efficiencies, thereby providing economies of scale benefits to shareholders;

•	that the Reorganizations may provide investment benefits, in terms of investible scale and diversification potential;

•	the future prospects of the Target Funds if the Reorganizations are not effected, including the Target Funds’ continuing viability as series of the UBS Trust;

•	the reasonableness of the terms of the Plan; and

•	the Reorganizations are intended to be tax-free for U.S. federal income tax purposes for the Target Funds and shareholders of the Target Funds.

The NMF Board has also determined that (i) participation in the Reorganizations is in the best interest of each Acquiring Fund; and (ii) the interests of the Acquiring Funds’ shareholders will not be diluted as a result of the Reorganizations.

THE PROPOSED REORGANIZATIONS

Agreement and Plan of Reorganization

If approved by shareholders of each Target Fund, the Reorganization of each Target Fund into the corresponding Acquiring Fund is expected to occur upon the opening of business on [November 5], 2012, or such other date as the parties may agree.

The terms and conditions under which the Reorganizations may be consummated are set forth in the Plan.  Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan.  A copy of the form of Plan is attached as Appendix A to this Proxy Statement/Prospectus.

The Plan provides that each Target Fund will convey to the corresponding Acquiring Fund all of its property, assets, goodwill and liabilities as of the Closing Date.  In consideration, each Acquiring Fund will deliver to the corresponding Target Fund full and fractional shares of the corresponding share class having an aggregate NAV equal to the aggregate value of the net assets of the Target Fund, as determined pursuant to the terms of the Plan.  Immediately after the transfer of its property, assets, goodwill and liabilities, each Target Fund will distribute to its shareholders of record, with respect to each class of shares, the shares of the Acquiring Fund of the corresponding class received by the Target Fund, determined as of immediately after the close of business on the last business day before the Closing Date (the “Valuation Date”), on a pro rata basis within that class.  Subsequently, each Target Fund will completely liquidate.

On the Valuation Date, each Target Fund’s assets will be valued pursuant to the  NMF Trust’s valuation procedures.  The total value of your holdings should not change as a result of the Reorganizations, although some change in value (including a diminution in value) could nonetheless occur because the Target Fund’s assets will be valued, immediately prior to the Closing, using different valuation procedures than those used by the Target Fund currently.  UBS Global AM (Americas) and NF Advisors expect that any change in the valuation of the Target Funds’ assets immediately prior to the Closing, using the NMF Trust’s valuation procedures, rather than the UBS Trust’s valuation procedures, would likely be de minimis.

Until the Valuation Date, shareholders of each Target Fund will continue to be able to redeem their shares.  Redemption requests received after the Closing Date will be treated as requests received by Acquiring Fund for the redemption of its shares.

The Plan contains a number of representations and warranties made by the UBS Trust to the NMF Trust related to, among other things, its legal status, compliance with laws and regulations and financial position and similar representations and warranties made by the NMF Trust to the UBS Trust.  The Plan contains a number of conditions precedent that must occur before either UBS Trust or NMF Trust is obligated to proceed with either of the Reorganizations.  These include, among others, that: (1) the shareholders of each Target Fund approve the Plan with respect thereto; and (2) both UBS Trust and NMF Trust receive from Stradley, Ronon, Stevens & Young, LLP the tax opinion discussed below under “Federal Income Tax Consequences of the Reorganizations”.

Under the Plan, the UBS Trust and the NMF Trust may agree to terminate and abandon a Reorganization at any time before or after the approval of shareholders of the Target Fund, or either the UBS Trust or the NMF Trust may terminate and abandon a Reorganization if certain conditions required under the Plan have not been satisfied.

Approval of each Reorganization requires a 1940 Act Majority, which is the affirmative vote of 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of each Target Fund are present or represented by proxy, or of more than 50% of the outstanding voting securities of each Target Fund, whichever is less.  See the section of this Proxy Statement/Prospectus entitled “Voting Information” for more information.  The Plan provides that the failure of either Target Fund to consummate the transactions contemplated in the Plan will not affect the consummation of the Reorganization of the other Target Fund.

If the Reorganizations are approved, Target Fund shareholders who do not wish to have their Target Fund shares exchanged for shares of a corresponding Acquiring Fund as part of the Reorganizations should redeem their shares prior to the consummation of the Reorganizations.  If you redeem your shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.  In addition, if you redeem your shares prior to the Reorganizations and your shares are subject to a redemption fee, your redemption proceeds will be reduced by any applicable sales charge or fee.

Description of the Securities to be Issued

Shareholders of each Target Fund class will receive full and fractional shares of the corresponding class of the corresponding Acquiring Fund as shown in the table below in accordance with the procedures provided for in the Plan. The number of shares that a Target Fund’s shareholders will receive will be based on the relative net asset values (“NAVs”) of the Target Fund and the Acquiring Fund as of the regular close of business of the NYSE on the Valuation Date.  Each Target Fund’s assets will be valued pursuant to the NMF Trust’s valuation procedures.  The total value of your holdings should not change as a result of the Reorganizations, although some change in value (including a diminution in value) could nonetheless occur because the Target Fund’s assets will be valued, immediately prior to the Closing, using different valuation procedures than those used by the Target Fund currently.  UBS Global AM (Americas) and NF Advisors expect that any change in the valuation of the Target Funds’ assets immediately prior to the Closing, using the NMF Trust’s valuation procedures, rather than the UBS Trust’s valuation procedures, would likely be de minimis.  The shares to be issued in connection with each Reorganization will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights.

Target Funds	Acquiring Funds
UBS Global Equity Fund	Nationwide Global Equity Fund
Class A	Class A
Class C	Class C
Class Y	Institutional Class
UBS High Yield Fund	Nationwide High Yield Bond Fund
Class A	Class A
Class C	Class C
Class Y	Institutional Class

Each share of an Acquiring Fund represents an equal proportionate interest with each other share of the Fund.  Neither the UBS Trust nor the NMF Trust hold annual meetings of shareholders.  There will normally be no meetings of shareholders for the purpose of electing trustees unless less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholder meeting for the election of Trustees.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganizations and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (IRA) or qualified retirement plan.

Each Fund has qualified since its inception, or if newly organized, intends to qualify for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code.

Each Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code.  The principal federal income tax consequences that are expected to result from each Reorganization of a Target Fund into its corresponding Acquiring Fund are as follows:

•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a direct result of the Reorganization pursuant to Sections 361(c)(1) and 354(a) of the Code;

•	no gain or loss will be recognized by the Acquiring Fund as a direct result of the Reorganization pursuant to Section 1032(a) of the Code;

•
the basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of these assets in the hands of the Target Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

•
the holding period of the assets of the Target Fund received by the Acquiring Fund will include the period during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code;

•
the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund as part of the Reorganization will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund pursuant to Section 358(a)(1) of the Code; and

•
the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund as part of the Reorganization will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing) pursuant to Section 1223(1) of the Code.

Neither the Target Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the U.S. federal tax consequences of the Reorganizations.  As a condition to Closing, Stradley, Ronon, Stevens & Young, LLP will render a favorable opinion to each Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of each Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of each Target Fund and the Acquiring Fund upon which Stradley, Ronon, Stevens & Young, LLP will rely in rendering its opinion.  A copy of the opinion will be filed with the SEC and will be available for public inspection.  See “Where to Find Additional Information about the Funds”.

Opinions of counsel are not binding upon the IRS or the courts.  If a Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund and each shareholder of the Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it received. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely affect the other Reorganization.

Final Dividend or Other Distributions.  Pursuant to the Plan, before each Reorganization, unless the Reorganization qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code, each Target Fund will declare one or more dividends payable at or near the time of Closing to their respective shareholders to the extent necessary to avoid entity-level tax or as otherwise deemed desirable.  Each Reorganization is expected to qualify as a “reorganization” under Section 368(a)(1)(F) of the Code.  Whether or not a Reorganization so qualifies, a Target Fund may declare one or more dividends or other distributions prior to the Closing as such Fund deems necessary or desirable, including in accordance with its current dividend and distribution policy (see “Comparison of the Target Funds and Acquiring Funds—Comparison of Dividend and Distribution Policies and Fiscal Years” above).

Accordingly, in some cases, a Target Fund’s shareholders could receive dividends or other distributions from the Target Fund earlier as a result of the Reorganization than they otherwise would have had the Reorganization not occurred.  These distributions generally will be taxable to a Target Fund’s shareholders.  If a shareholder holds shares of a Target Fund in a nontaxable account, distributions with respect to those shares will not be taxable to the shareholder if the amount distributed remains in the nontaxable account.

Capital Loss Carryovers. The ability of each Acquiring Fund to carry forward capital losses (if any) of its corresponding Target Fund and use such losses to offset future gains generally will not be limited as a direct result of its Reorganization.

General. You should consult your tax adviser regarding the U.S. federal income tax consequences to you, if any, of a Reorganization in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganization because this discussion is only a general summary of certain the federal income tax consequences.

PRO FORMA CAPITALIZATION

The following tables show the capitalization of each Target Fund and its corresponding Acquiring Fund as of December 31, 2011, and on a pro forma combined basis (unaudited) as of December 31, 2011, giving effect to each proposed Reorganization.  The following are examples of the number of shares of each Acquiring Fund that would be exchanged for the shares of the corresponding Target Fund(s) if a Reorganization were consummated on December 31, 2011, and do not reflect the number of shares or value of shares that would actually be received if the Reorganization occurs on the Closing Date.

	UBS Global Equity Fund (Target Fund)	Nationwide Global Equity Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Nationwide Global Equity Fund (Acquiring Fund)
Net Assets
Class A	$53,618,799	$0	$0	$53,618,799
Class C	$16,889,225	$0	$0	$16,889,225
Class Y/Institutional Class	$18,932,127	$0	$0	$18,932,127
Net Asset Value Per Share
Class A	$11.03	$0	$0	$11.03
Class C	$10.55	$0	$0	$10.55
Class Y/Institutional Class	$11.31	$0	$0	$11.31
Shares Outstanding
Class A	4,861,234	$0	$0	4,861,234
Class C	1,600,840	$0	$0	1,600,840
Class Y/Institutional Class	1,673,383	$0	$0	1,673,383

	UBS High Yield Fund (Target Fund)	Nationwide High Yield Bond Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Nationwide High Yield Bond Fund (Acquiring Fund)
Net Assets
Class A	$38,633,164	$0	$0	$38,633,164
Class C	$7,850,350	$0	$0	$7,850,350
Class Y/Institutional Class	$35,211,108	$0	$0	$35,211,108
Net Asset Value Per Share
Class A	$5.89	$0	$0	$5.89
Class C	$5.90	$0	$0	$5.90
Class Y/Institutional Class	$5.94	$0	$0	$5.94
Shares Outstanding
Class A	6,559,527	$0	$0	6,559,527
Class C	1,331,441	$0	$0	1,331,441
Class Y/Institutional Class	5,924,456	$0	$0	5,924,456

The tables above assume that the Reorganizations occurred on December 31, 2011.  Each table is for informational purposes only.  No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of a Target Fund on the date that a Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of an Acquiring Fund that actually will be received on or after that date.  As described previously, immediately prior to the Closing, each Target Fund’s assets will be valued pursuant to the NMF Trust’s valuation procedures.  The total value of your holdings should not change as a result of the Reorganizations, although some change in value (including a diminution in value) could nonetheless occur because the Target Fund’s assets will be valued, immediately prior to the Closing, under different valuation procedures than those used by the Target Fund currently.  UBS Global AM (Americas) and NF Advisors expect that any change in the valuation of the Target Funds’ assets immediately prior to the Closing, using the NMF Trust’s valuation procedures, rather than the UBS Trust’s valuation procedures, would likely be de minimis.  Any such potential changes in value are not reflected in the tables above.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Financial Highlights

The Target Fund Prospectuses contain additional information for the Target Funds, including each Target Fund’s financial performance for the past five years under the heading, “Financial Highlights”, which is incorporated by reference herein in reliance upon the report of Ernst & Young, LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing, and are available free of charge upon request.  In addition, Appendix B to this Proxy Statement/Prospectus contains such audited “Financial Highlights” for the past five years, along with each Target Fund’s “Financial Highlights” for the six month period ended December 31, 2011, which are unaudited and reflect all adjustments, and which are, in the opinion of management, of a normal recurring nature and necessary to a fair statement of the results for the interim period.  The Acquiring Funds have not commenced operations and, therefore, do not have financial highlights.  Certain sections of the Target Funds’ most recent annual reports and semi-annual reports are incorporated by reference into the SAI relating to this Proxy Statement/Prospectus.

VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by, and on behalf of, the UBS Board, to be used at the Meeting.  This Proxy Statement/Prospectus, along with a Notice of the Meeting and a Proxy Card, is first being mailed to shareholders of each Target Fund on or about August [__], 2012.  Only shareholders of record as of the close of business on the Record Date, August 3, 2012, will be entitled to notice of, and to vote at, the Meeting.  If the enclosed form of Proxy Card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon.  Unmarked but properly executed Proxy Cards will be voted FOR the proposed Reorganizations and FOR any other matters deemed appropriate.

You can vote in any one of four ways:

•	By mail, with the enclosed Proxy Card;

•	In person at the Meeting;

•	By telephone; or

•	By Internet.

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE

1.	Read the Proxy Statement/Prospectus and have your Proxy Card with you.

2.	Call the toll-free number indicated on your Proxy Card.

3.	Enter the [12 digit control number] found on the front of your Proxy Card.

4.	Follow the recorded instructions to cast your vote.

INSTRUCTIONS FOR VOTING BY INTERNET

1.	Read the Proxy Statement/Prospectus and have your Proxy Card with you.

2.	Go to the website indicated on your Proxy Card.

3.	Enter the [12 digit control number] found on the front of your Proxy Card.

4.	Follow the recorded instructions to cast your vote.

We encourage you to vote by telephone or Internet by using the control number that appears on your enclosed Proxy Card.  Use of telephone and Internet voting will reduce the time and costs associated with this proxy solicitation.

Any person giving a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the UBS Trust’s secretary (the “Secretary”). To be effective, such revocation must be received by the Secretary prior to the Meeting. In addition, although mere attendance at the Meeting would not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy by voting in person. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganizations contemplated thereby.

Solicitation of Votes

In addition to the mailing of this Proxy Statement/Prospectus, proxies may be solicited by telephone or in person by the Trustees of the Target Funds and Acquiring Funds, officers of UBS Trust or NMF Trust, personnel of the Target Funds’ administrator or distributor, and personnel of the Target Funds’ transfer agent, or broker-dealer firms.

Computershare Fund Services, a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $[__________].  [It is expected that the solicitation will be primarily by mail.]  As the date of the Meeting approaches, however, certain Target Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.  Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of a Target Fund.  Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below.  The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

[In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail.  If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares.  If the information provided by the person corresponds to the information that the Solicitor has, then the Solicitor representative may ask for the shareholder’s instructions on the Proposal described in this Proxy Statement/Prospectus.  Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Proxy Statement/Prospectus.  The Solicitor representative will record the shareholder’s instructions on the Proxy Card.  Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.]

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the Proxy Card originally sent with this Proxy Statement/Prospectus or attend the Meeting in person.

Each Target Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record.  Such broker-dealer firms, custodians, nominees, and fiduciaries may be reimbursed for their reasonable expenses incurred in connection with such proxy solicitation.  In addition, certain officers and representatives of UBS Global AM (Americas), UBS Global AM (US) or their affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.

Quorum and Voting Requirements

Holders of at least a majority of the total number of shares of each Target Fund outstanding as of the Record Date, present in person or by proxy, shall constitute a quorum for the purpose of voting on the Proposal.  Approval of the Proposal requires the affirmative vote of a 1940 Act Majority.

Effect of Abstention and Broker “Non-Votes”

The Funds expect that, before the Meeting, broker-dealer firms holding shares of the Funds in “street name” for their customers will request voting instructions from their customers and beneficial owners. If the broker-dealer firms do not receive instructions from their customers and beneficial owners and if the broker-dealer does not have discretionary authority to vote such shares, these shares represented by proxy will be considered broker non-votes. Any abstentions or broker non-votes will be counted as shares present for purposes of determining whether a quorum is present, but will not be voted for or against any adjournment or Proposal.

Adjournment

In the event that a quorum is not present at the Meeting, or if insufficient votes in favor of a Proposal are not received by the time of the Meeting, the Meeting will be adjourned to permit further solicitation of proxies. The Meeting may be adjourned by a majority of the votes properly cast upon the question of adjournment.  Any adjournment may be made with respect to any business which might have been transacted at the Meeting, and any adjournment will not delay or otherwise affect the effectiveness and validity of any business transacted at the Meeting prior to adjournment. The persons named as proxies will vote in their discretion on questions of adjournment for those shares for which proxies have been received that grant discretionary authority to vote on matters that may properly come before the Meeting.

Other Matters

The UBS Board does not intend to bring any matters before the Meeting other than those described in this Proxy Statement/Prospectus.  The UBS Trustees are not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Future Shareholder Proposals

As a general matter, the UBS Trust does not hold regular annual or other meetings of shareholders. Any shareholder who wishes to submit proposals to be considered at a special meeting of the UBS Trust’s shareholders should send the proposals to the Secretary of Trust c/o UBS Global Asset Management, One North Wacker Drive, Chicago, Illinois 60606, so as to be received a reasonable time before the proxy solicitation for that meeting is made. Shareholder proposals that are submitted in a timely manner will not necessarily be included in the Fund’s proxy materials.

Inclusion of such proposals is subject to limitations under the federal securities laws. A shareholder who wishes to make a proposal at a shareholder meeting without including the proposal in the UBS Fund’s proxy statement must notify the UBS Trust or a Target Fund of such proposal within a reasonable time before the proxy solicitation for that meeting is made by directing such notice to the Secretary of the UBS Trust at the address set forth above. If a shareholder fails to give notice to the UBS Trust or the Target Fund within a reasonable time before the proxy solicitation is made, then the persons named as proxies by the Trustees for such meeting may exercise discretionary voting power with respect to any such proposal.

If a shareholder wishes to send a communication to the UBS Trustees, such correspondence should be in writing and addressed to the Trustees c/o the Secretary of the UBS Trust, Mark F. Kemper, at One North Wacker Drive, Chicago, Illinois 60606. The correspondence will be given to the UBS Trustees for review and consideration.

Record Date and Outstanding Shares

Target Funds

Only shareholders of record of a Target Fund at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof.

The following table shows the number of shares of each class and the total number of outstanding shares of each Target Fund as of August 3, 2012:

NUMBER OF SHARES OUTSTANDING
Target Funds
UBS Global Equity Fund
Class A	[ ]
Class C	[ ]
Class Y	[ ]
TOTAL	[ ]
UBS High Yield Fund
Class A	[ ]
Class C	[ ]
Class Y	[ ]
TOTAL	[ ]

As of [____________], 2012 the current officers and Trustees of the UBS Trust in the aggregate beneficially owned less than 1% of the shares of each of the Target Funds.

As of [____________], 2012 the persons who owned of record or beneficially 5% or more of the outstanding shares of the class identified of each Target Fund are shown below.  The percentage of the corresponding Acquiring Fund that would be owned by the below named shareholders of the Target Fund upon consummation of the Reorganization is expected to remain substantially the same.

[5% INFORMATION TO BE INCLUDED]

Acquiring Fund

The votes of the shareholders of Acquiring Funds are not being solicited since their approval or consent is not necessary for the Reorganizations to take place.

As of [____________], 2012, the current officers and Trustees of the NMF Trust in the aggregate beneficially owned less than 1% of the shares of each of the Acquiring Funds.

As of [____________], 2012, no shares of the Acquiring Funds have been offered.

WHERE TO FIND ADDITIONAL INFORMATION ABOUT THE FUNDS

Each Acquiring Fund and each Target Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each Target Fund files, and each Acquiring Fund will file, reports and other information with the SEC.  Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Acquiring Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, NE, Washington, DC 20549. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Acquiring Funds and other registrants that file electronically with the SEC.

For more information with respect to each Acquiring Fund concerning the following topics, please refer to the following sections of the Acquiring Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference and which accompanies this Proxy Statement/Prospectus: (i) see “Fund Management” for more information about the management of the Acquiring Fund; (ii) see “Investing with Nationwide Funds” for more information about the purchase, redemption, exchange and pricing of shares information of the Acquiring Fund; and (iii) see “Distributions and Taxes” for more information about the Acquiring Fund’s policy with respect to dividends and distributions and tax consequences to shareholders of various transactions in shares of the Acquiring Fund.

For more information with respect to each Target Fund concerning the following topics, please refer to the following sections of the Target Fund Prospectuses, which have been made a part of this Proxy Statement/Prospectus by reference: (i) see “Performance” for more information about the performance of the Target Fund; (ii) see “Management” for more information about the management of the Target Fund; (iii) see “Managing your fund account” for more information about the purchase, redemption, exchange and pricing of shares information of the Target Fund; (iv) see “Dividends and taxes” for more information about the Target Fund’s policy with respect to dividends and distributions and tax consequences to shareholders of various transactions in shares of the Target Fund; and (vi) see “Financial Highlights” for more information about the Target Fund’s financial performance.

APPENDIX A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”), is made as of this ___ day of ___________, 2012, by and between the Nationwide Mutual Funds (the “NMF Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania  19406, on behalf of its series of shares of beneficial interest as listed in column 1 of Schedule I hereto (each such series of shares, an “Acquiring Fund,” and together, the “Acquiring Funds”) and The UBS Funds (the “UBS Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One North Wacker Drive, Chicago, Illinois 60606, on behalf of certain of its series of shares of beneficial interest as listed in column 2 of Schedule I hereto (each, a “Target Fund” and, together, the “Target Funds”).  Each of the Target Funds has a corresponding Acquiring Fund set forth opposite the Target Fund as listed in Schedule I.  (The NMF Trust and the UBS Trust, on behalf each of their respective Acquiring Funds and Target Funds, are hereinafter collectively referred to as the “parties”).  Nationwide Fund Advisors, a Delaware statutory trust (“NFA”), and UBS Global Asset Management (Americas) Inc., a Delaware corporation (“UBS Global AM (Americas)”), each join this Agreement solely for the purposes of Sections 10 and 13.

PLAN OF REORGANIZATION

The reorganization of each Target Fund into its corresponding Acquiring Fund (the “Reorganization”) will consist of: (i) the acquisition by the NMF Trust on behalf of each of the Acquiring Funds of all of the property, assets and goodwill of its corresponding Target Fund in exchange solely for shares of beneficial interest, no par value, of the Acquiring Fund; (ii) the assumption by the NMF Trust on behalf of each of the Acquiring Funds of all of the Liabilities (as defined in Section 1 below) of its corresponding Target Fund; (iii) the distribution of each of the Acquiring Fund’s shares to the shareholders of its corresponding Target Fund according to their respective interests in complete liquidation of the Target Fund; and (iv) the dissolution of each Target Fund as soon as practicable after the closing (as referenced in Section 3 hereof and hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Agreement hereinafter set forth. Each Acquiring Fund currently is a shell series, without assets or liabilities, other than as noted in Section 5(i) below, created for the purpose of acquiring the assets and liabilities (as defined in Section 1 below) of its corresponding Target Fund.

AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	Sale and Transfer of Assets and Liabilities, Liquidation and Dissolution of Each of the Target Funds

(a) Subject to the term and conditions of this Agreement, and in reliance on the representation and warranties of the NMF Trust herein contained, the UBS Trust will sell, convey, transfer and deliver to the NMF Trust on behalf of each of the Acquiring Funds, at the Closing provided for in Section 3, all of the then-existing property, assets and goodwill (“Assets”) of each of its corresponding Target Funds as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof and hereinafter called the “Valuation Date”), which shall be the business day immediately preceding the Effective Date of the Reorganization, except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay a Target Fund's costs and expenses of carrying out this Agreement (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of the Target Fund as liability reserves, subject to Section 10, (2) subject to clause (3), to discharge all of the Target Fund’s Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and excluding those Liabilities that would otherwise be discharged at a later date in the ordinary course of business, and (3) to pay such contingent Liabilities as the trustees of the UBS Trust shall reasonably deem to exist against a Target Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall have been established on the books of a Target Fund.  “Liabilities” shall mean all of a Target Fund’s liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise.  To the extent that any Liabilities of a Target Fund, whether known or unknown, are not discharged on or prior to the Valuation Date, the Acquiring Fund shall assume any and all such Liabilities.

Subject to the term and conditions of this Agreement, and in reliance on the representation and warranties of the UBS Trust herein, the NMF Trust agrees at the Closing (i) that each Acquiring Fund shall assume and pay when due all Liabilities (reflected in the statement of assets and liabilities to be provided under Sections 4(g) and 7(f) of this Agreement) of its corresponding Target Fund existing on or after the Effective Date of the Reorganization (as defined in Section 3 hereof) and which have not been discharged by the UBS Trust prior to the Closing as provided in Section 1(a); and (ii) that the NMF Trust shall deliver to the UBS Trust the number of full and fractional shares of each class of an Acquiring Fund’s shares, determined by dividing the net asset value per share of a class of a Target Fund (as listed on Schedule I) as of the Close of Business on the Valuation Date by the net asset value of the corresponding class of shares of the corresponding Acquiring Fund (as listed on Schedule I) as of the Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of such class of the Target Fund, provided, however, that the number of shares of any such class to be so issued shall not exceed the number of shares determined by dividing the total net assets of the Target Fund, determined as of the Valuation Date, attributable to the class of shares of the Target Fund whose shareholders are receiving such shares, by the net asset value per share of such class of shares of the Acquiring Fund as of the Valuation Date.  The shares of each class of the Acquiring Fund received shall be distributed pro rata to the shareholders of the corresponding class of the corresponding Target Fund of record as of the Close of Business on the Valuation Date.

(b) In order to effect the delivery of shares described in Section 1(a)(ii) hereof, the NMF Trust will establish an open account of each Acquiring Fund for each record shareholder of its corresponding Target Fund and, on the Effective Date of the Reorganization, will credit to such account the full and fractional shares of beneficial interest, without par value, of the corresponding classes of shares of the Acquiring Fund received by each such record shareholder as described in Section 1(a).  Fractional shares of each of the Target Funds are, and fractional shares of each of the Acquiring Funds will be, carried to the third decimal place.  Simultaneously with the crediting of the shares of each of the Acquiring Funds to the shareholders of record of its corresponding Target Fund, the shares of the Target Fund held by such shareholders shall be cancelled.  As soon as practicable following the Closing, the UBS Trust shall dissolve the Target Funds.

(c) With respect to the delivery of shares described in Section 1(a)(ii) hereof to a Target Fund shareholder holding a certificate or certificates for shares of the Target Fund, if any, on the Valuation Date, the Target Fund will not permit such shareholder to receive Acquiring Fund share certificates therefor, to exchange such shares of the Acquiring Fund for shares of other investment companies, to effect an account transfer of such Acquiring Fund shares or to pledge or redeem such Acquiring Fund shares until such Target Fund shareholder has surrendered all his or her outstanding certificates for Target Fund shares, or in the event of lost certificates, posted adequate bond.

(d)           At the Closing, each shareholder of record of each Target Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of such Target Fund that such person had on such Distribution Record Date.

2.	Valuation

(a) The net value of each Target Fund’s Assets to be acquired by the corresponding Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date by the administrator of the Acquiring Fund by calculating the value of the Assets and subtracting therefrom the amount of the Liabilities using the valuation procedures set forth in the NMF Trust’s currently effective prospectus and statement of additional information with respect to the corresponding Acquiring Fund.

(b) The NAV of a share of each class of shares of beneficial interest of each of the Acquiring Funds shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the NMF Trust’s currently effective prospectus and statement of additional information with respect to such Acquiring Funds.

3.	Closing and Valuation Date

(a) The Closing shall consist of (i) the conveyance, transfer and delivery of the Assets of each of the Target Funds to the NMF Trust on behalf of each of the Acquiring Funds in exchange for the assumption by each Acquiring Fund of the Liabilities of the corresponding Target Fund; and (ii) the issuance and delivery of the NMF Trust’s shares in accordance with Section 1, together with related acts necessary to consummate such transactions.  Subject to receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of the Target Funds at which this Agreement is considered and approved, the Closing shall occur on _________, 2012 or such other date as the officers of the parties may mutually agree, and shall be effective on the next business day following the Valuation Date (“Effective Date of the Reorganization”).  The Closing shall take place at the principal office of the _________________________ at approximately _____ Eastern Daylight Time or Eastern Standard Time, as applicable, on the Valuation Date.

(b) Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the NMF Trust or UBS Trust, accurate appraisal of the value of the net assets of any Target Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading on the NYSE shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of each of the Target Funds is practicable in the judgment of the NMF Trust and UBS Trust.

(c) The UBS Trust shall provide, as of the Closing, for delivery of the Assets of each of the Target Funds to be transferred to the Custodian of its corresponding Acquiring Fund.  Also, the UBS Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of each class of shares of beneficial interest of each of the Target Funds, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates, if any, and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice President to the best of their knowledge and belief.

(d) The NMF Trust shall issue and deliver a certificate or certificates providing evidence satisfactory to the UBS Trust in such manner as the UBS Trust may request that shares of each class of shares of beneficial interest of the Acquiring Funds to be delivered at the Closing have been registered in an open account of the applicable Acquiring Fund on the books of the NMF Trust.

(e) Each of the UBS Trust and the NMF Trust shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of Assets and assumption of Liabilities and liquidation contemplated in this Agreement.

4.	Representations and Warranties by the UBS Trust

The UBS Trust represents and warrants to the NMF Trust that:

(a) The UBS Trust is a statutory trust created under the laws of the State of Delaware on August 13, 1993 and is validly existing and in good standing under the laws of that State.  The UBS Trust, of which each Target Fund is a separate series of shares of beneficial interest, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of the shares of each of the Target Funds issued and outstanding have been offered and sold pursuant to an effective registration statement filed under the 1933 Act and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital and in compliance with all applicable registration requirements of state securities laws, including blue sky laws.

(b) The UBS Trust is authorized to issue an unlimited number of shares of each class of shares of beneficial interest with a par value of $0.001 per share for each Target Fund.  Each outstanding share of each Target Fund is validly issued, fully paid, non-assessable, has full voting rights, and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable.

(c) The current prospectus and statement of additional information of each Target Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.  Each Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information.  The value of the net assets of the Target Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund.  There have been no known miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund which would have a material adverse effect on such Target Fund at the time of this Agreement or on such Target Fund’s properties or assets at the time of this Agreement.

(d) The financial statements appearing in each Target Fund’s  Annual Report to Shareholders for its most recently completely fiscal year, audited by Ernst & Young LLP, copies of which have been delivered to the NMF Trust, and any subsequent unaudited financial statements of a Target Fund provided to the NMF Trust prior to the Closing,  fairly present the financial position of each Target Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis (with the exception, in the case of the unaudited financial statements, of the omission of footnotes).

(e) Each Target Fund has no Liabilities of a material nature other than those shown as belonging to it on its statement of assets and liabilities as of December 31, 2011, those incurred pursuant to this Agreement and those incurred in the ordinary course of each Target Fund’s business as an investment company since such date.  Prior to the Effective Date of the Reorganization, each Target Fund will advise the corresponding Acquiring Fund of all Liabilities incurred by it subsequent to December 31, 2011, whether or not incurred in the ordinary course of business.

(f) The books and records of or relating to each Target Fund (including all books and records required to be maintained under the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”) and the rules and regulations under the 1940 Act and the Code) made available to the NMF Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the UBS Trust and each of the Target Funds.

(g) The statement of assets and liabilities of each of the Target Funds to be furnished by the UBS Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of each corresponding Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the NAV of each Target Fund and each of the outstanding shares of each class of shares of beneficial interest of the Target Fund, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis. Neither Target Fund has any Liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets and liabilities referred to above or those incurred in the ordinary course of its business since the last day of such Target Fund’s most recently completed fiscal year.

(h) At the Closing, the UBS Trust will, on behalf of each of the Target Funds, have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (g) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business.

(i) The UBS Trust has the necessary power and authority to conduct its business and the business of each of the Target Funds as such businesses are now being conducted.

(j) The UBS Trust is not a party to or obligated under any provision of its Certificate of Trust, as amended (the “UBS Certificate”), Amended and Restated Agreement and Declaration of Trust, as amended (the “UBS Declaration of Trust), By-Laws, as amended (the “UBS Bylaws”) or any material contract or any other material commitment or obligation (collectively, “UBS Material Agreements”), and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(k) The UBS Trust, on its own behalf and on behalf of each of the Target Funds, has full power and authority to enter into and perform its obligations under this Agreement, subject to approval, with respect to each of the Target Funds, by the shareholders of the Target Fund.  Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement have been validly authorized by the Board of Trustees of the UBS Trust and all other necessary trust action on the part of the UBS Trust and the Target Funds, executed and delivered by the UBS Trust, on its own behalf and on behalf of each of the Target Funds, and this Agreement constitutes the legal, valid and binding obligation of the UBS Trust and each of the Target Funds, enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles.

(l) Neither the UBS Trust nor any Target Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(m) Neither the UBS Trust nor any Target Fund has any unamortized or unpaid organizational fees or expenses.

(n) The UBS Trust has elected to treat each Target Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Code, each Target Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified for treatment as a RIC for each taxable year since its inception and will so qualify as a RIC as of the Closing, and the consummation of the transactions contemplated by the Agreement will not cause any Target Fund to fail to be qualified as a RIC as of the Closing.

(o) Except as otherwise disclosed to the NMF Trust:  The UBS Trust has duly and timely filed, on behalf of the Target Funds, all Tax (as defined below) returns and reports (including, but not limited to, information returns), that are required to be filed by such Target Fund on or before the Closing, and any federal or state income Tax returns (e.g., Form 1120-RIC) that are required to be filed with respect to the Target Funds’ taxable year ending June 30, 2012 (“June 2012 Returns”) without regard to whether the due date for such returns is on or before the Closing.  All such returns and reports are true, correct and complete as of the time of their filing, and accurately state the amount of Tax (if any) owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income or other information required to be reported by such Target Fund.  On behalf of each Target Fund, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports.  The amounts set up as provisions for Taxes in the books and records of each Target Fund as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the Target Fund for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including, but not limited to, all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year.  No return filed by it, on behalf of any Target Fund, is currently being audited by the Internal Revenue Service or by any state or local taxing authority.  There are no known actual or proposed deficiency assessments with respect to any Taxes payable by either Target Fund.  As used in this Agreement, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. There are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of any Target Fund.  For the avoidance of doubt, the June 2012 Returns do not include any federal excise tax or information returns required to be filed for the calendar year ending December 31, 2012.

(p) Neither Target Fund has changed its taxable year end within the most recent 48-month period ending on June 30, 2012, and neither intends to change its taxable year end prior to the Closing.

(q) Neither Target Fund will be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury Regulations thereunder.

(r) Except as otherwise disclosed to the NMF Trust, each Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, including but not limited to those related to shareholder cost basis reporting pursuant to Sections 1012, 6045, 6045A and 6045B of the Code and related Treasury regulations,  and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(s) Except as otherwise disclosed to the NMF Trust, neither Target Fund has been granted any waiver, extension, or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made with respect to any such taxes or tax return.

(t) The Target Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations set forth in paragraphs (l) through (s) of this Section 4.

5.	Representations and Warranties by the NMF Trust

The NMF Trust represents and warrants to the UBS Trust that:

(a) The NMF Trust is a statutory trust created under the laws of the State of Delaware on September 1, 2004 and is validly existing and in good standing under the laws of that State.  The NMF Trust, of which each Acquiring Fund is a separate series of shares of beneficial interest, is duly registered under the 1940 Act as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing.

(b) The NMF Trust is authorized to issue an unlimited number of shares of each class of shares of beneficial interest, without par value, of each Acquiring Fund.  The shares of beneficial interest of each Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued, fully paid, non-assessable and freely transferable and have full voting rights.

(c) At the Closing, shares of beneficial interest of each Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the corresponding Target Fund are currently eligible for offering to the public, and there will be an unlimited number of shares  of each Acquiring Fund registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

(d) The NMF Trust has or will have at the time of Closing the necessary power and authority to conduct its business and the business of each Acquiring Fund as such businesses are then being conducted by the UBS Trust and the Target Fund corresponding to such Acquiring Fund.

(e) The NMF Trust is not a party to or obligated under any provision of its Certificate of Trust, Second Amended and Restated Agreement and Declaration of Trust, as amended (the “NMF Declaration of Trust”), Second Amended and Restated Bylaws (the “NMF Bylaws”), or any material contract or any other material commitment or obligation (collectively, “NMF Material Agreements”), and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(f) The NMF Trust, on its own behalf and on behalf of each of the Acquiring Funds, has, or will have at the time of Closing, full power and authority to enter into and perform its obligations under this Agreement.  The execution, delivery and performance of this Agreement have been validly authorized by the Board of Trustees of the NMF Trust and all other necessary trust action on the part of the NMF Trust and the Acquiring Funds, executed and delivered by the NMF Trust, on its own behalf and on behalf of each of the Acquiring Funds, and this Agreement constitutes the legal, valid and binding obligation enforceable against the NMF Trust, on its own behalf and on behalf of each of the Acquiring Funds, in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles.

(g) Neither the NMF Trust nor any Acquiring Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h) The books and records of or relating to each Acquiring Fund (if any), (including all books and records required to be maintained under the 1940 Act and the Code and the rules and regulations under the 1940 Act and the Code) made available to the UBS Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the NMF Trust and each Acquiring Fund.

(i) Each Acquiring Fund is, and will be at the time of Closing, a shell series created for the purpose of acquiring the Assets and Liabilities of its corresponding Target Fund, and, prior to the Closing, will not carry on any business activities (other than such activities as are customary to the organizations of a new series of a registered investment company prior to its commencement of investment operations).

(j) The NMF Trust intends to elect to treat each Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, each Acquiring Fund will be a “fund” as defined in Section 851(g)(2) of the Code, and the consummation of the transactions contemplated by the Agreement will not cause the Acquiring Fund to fail to qualify as a RIC from and after the Closing.

6.	Representations and Warranties by the UBS Trust and the NMF Trust

The UBS Trust and the NMF Trust each represents and warrants to the other, with respect to itself and each of the Target Funds or Acquiring Funds, respectively, that:

(a) Except as discussed in its currently effective prospectus as of the Closing, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement.  It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(b) All information provided to the UBS Trust by the NMF Trust, in so far as it relates to the NMF Trust and the Acquiring Funds, and by the UBS Trust to the NMF Trust, in so far as it relates to the UBS Trust and the Target Funds, for inclusion in, or transmittal with, the registration statement on Form N-14 (the “Registration Statement”), which includes a proxy statement/prospectus (the “Proxy Statement/Prospectus”), with respect to this Agreement pursuant to which approval of the Reorganization by vote of the Target Funds’ shareholders will be sought, as of the effective date of the Registration Statement, the date of the meeting of the shareholders of each Target Fund and at the Effective Date of the Reorganization, (i) complies and will comply in all material respects with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) does not and will not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(c) Except in the case of the UBS Trust with respect to the approval of this Agreement and the Reorganization by vote of the Target Funds’ shareholders of the Agreement, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the 1934 Act, the 1940 Act, the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the “HSR Act”), state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.	Covenants of the UBS Trust

(a) The UBS Trust covenants to operate the business of each Target Fund as currently conducted between the date hereof and the Closing.

(b) The UBS Trust undertakes that the UBS Trust and each Target Fund will not acquire the shares of beneficial interest of the corresponding Acquiring Fund for the purpose of making distributions thereof other than to the applicable Target Fund’s shareholders.

(c) The UBS Trust covenants that by the time of the Closing, all of each Target Fund’s federal and other Tax returns and reports required by law to be filed on or before the Closing, and any June 2012 Returns without regard to whether the due date for such returns is on or before the Closing, shall have been filed and all federal and other Taxes (if any) shown as due on said returns shall have either been paid or, if not yet due, adequate liability reserves shall have been provided for the payment of such Taxes.

(d) The UBS Trust will at the Closing provide the NMF Trust with:

(i) A statement of the respective adjusted tax basis of all investments to be transferred by each Target Fund to the corresponding Acquiring Fund;

(ii) A copy of any other Tax books and records of each Target Fund necessary for purposes of preparing any Tax returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the corresponding Acquiring Fund after the Closing;

(iii) A copy (which may be in electronic form) of the shareholder ledger accounts of each of the Target Funds, including, without limitation,

(A) the name, address and taxpayer identification number of each shareholder of record,

(B) the number of shares of beneficial interest held by each shareholder,

(C) the dividend reinvestment elections applicable to each shareholder,

(D) the backup withholding certifications (e.g., IRS Form W-9) or foreign person certifications (e.g., IRS Form W-8BEN, W-8ECI, W-8IMY), notices or records on file with each Target Fund with respect to each shareholder, and

(E) such information as the NMF Trust may reasonably request concerning Target Fund shares or Target Fund shareholders in connection with Acquiring Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury regulations following the Closing.

for all of the shareholders of record of the Target Fund’s shares as of the Close of Business on the Valuation Date, who are to become holders of the corresponding Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice President to the best of their knowledge and belief; and

(iv) All FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Target Funds.

(e) As promptly as practicable, but in any case within sixty (60) days after the date of Closing, the UBS Trust shall furnish the NMF Trust a statement of earnings and profits of each Target Fund for U.S. federal income tax purposes that will be carried over by the Target Fund pursuant to Section 381 of the Code.

(f) The Board of Trustees of the UBS Trust shall cause to be mailed to each shareholder of record of each Target Fund, the Proxy Statement/Prospectus.

(g) The UBS Trust shall supply to the NMF Trust, at the Closing, the statement of the assets and liabilities described in Section 4(g) of this Agreement in conformity with the requirements described in such Section.  In addition, the UBS Trust shall supply a schedule of portfolio investments as of the Valuation Date.  The schedule of portfolio investments will present fairly the portfolio investments of each Target Fund as of the Valuation Date in conformity with generally accepted accounting principles applied on a consistent basis.  The statement of assets and liabilities and schedule of portfolio investments shall be certified by the treasurer of the UBS Trust, to the best of his or her knowledge, as being in conformity with generally accepted accounting principles applied on a consistent basis.

(h)   As soon as is reasonably practicable after the Closing, each Target Fund will distribute to its shareholders the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1(a) hereof.

8.	Covenants of the NMF Trust

(a) The NMF Trust covenants that the shares of beneficial interest of each Acquiring Fund to be issued and delivered to the corresponding Target Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, fully paid and non-assessable, and no shareholder of any Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(b) The NMF Trust covenants to establish and organize each of the Acquiring Funds so that it may conduct its business in substantially the same manner as the business of the corresponding Target Fund is currently conducted between the date hereof and the Closing.

(c) The NMF Trust will prepare and file with the Commission the Registration Statement, which includes the Proxy Statement/Prospectus, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable.

9.	Conditions Precedent to be Fulfilled by the UBS Trust and the NMF Trust

The respective obligations of the UBS Trust and the NMF Trust to effectuate this Agreement and the Reorganization hereunder shall be subject to the following respective conditions:

(a) That (i) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (iii) the other party shall have delivered to such party a certificate to the foregoing effect signed by the President or Vice President and by the Secretary or equivalent officer of the party.

(b) That each party shall have delivered to the other party a copy of the resolutions approving this Agreement adopted by the Board of Trustees of the party delivering the copy, and certified by the Secretary or equivalent officer of the party delivering the copy.

(c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(d) That this Agreement, the Reorganization and the transactions contemplated hereby for a given Target Fund shall have been approved by the appropriate action of the shareholders of the Target Fund at an annual or special meeting or any adjournment or postponement thereof; provided that if, by the date of the Closing, the shareholders of one or more of the Target Funds do not approve, by appropriate action of the shareholders, this Agreement, the Reorganization and the transactions contemplated hereby, such Target Fund or Target Funds shall no longer be included as Target Funds under this Agreement or in the Reorganization and no transactions contemplated under this Agreement, the Reorganization or the transactions contemplated hereby shall apply to or have any effect on such Target Fund or Target Funds; provided further that this Agreement, the Reorganization and the transactions contemplated hereby shall continue to be effective for each Target Fund for which, by the date of the Closing, the shareholders of the Target Fund shall have approved, by the appropriate action of the shareholders, this Agreement, the Reorganization and the transactions contemplated hereby.

(e) Unless the Reorganization qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code, that each of the Target Funds shall have declared and paid a distribution or distributions on or prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders, in distributions qualifying for the dividends paid deduction, (i) all of its investment company taxable income for the taxable year ended prior to the date of Closing and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of its net capital gain recognized in its taxable year ended prior to the date of Closing and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

(f) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a material adverse effect, or the risk thereof, on the assets and properties of the applicable Target Fund and/or Acquiring Funds.

(g) That prior to or at the Closing, the UBS Trust and the NMF Trust, on behalf of each of the Acquiring Funds, shall each receive an opinion from Stradley Ronon Stevens & Young, LLP (“Stradley”) satisfactory to both parties to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, the terms of this Agreement and in accordance with customary representations provided by the NMF Trust and the UBS Trust in certificates delivered to Stradley, as to each Acquiring Fund and corresponding Target Fund:

(i) The acquisition by Acquiring Fund of all of the assets of Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by Acquiring Fund of all of the liabilities of Target Fund, followed by the distribution by Target Fund to its shareholders of Acquiring Fund shares in complete liquidation of Target Fund, will qualify as a reorganization within the meaning of Section 368(a) of the Code, and Target Fund and Acquiring Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii) No gain or loss will be recognized by Target Fund upon the transfer of all of its assets to, and assumption of all of its liabilities by, Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code;

(iii) No gain or loss will be recognized by Acquiring Fund upon the receipt by it of all of the assets of Target Fund in exchange solely for shares of Acquiring Fund and the assumption by Acquiring Fund of all of the liabilities of Target Fund pursuant to Section 1032(a) of the Code;

(iv) No gain or loss will be recognized by Target Fund upon the distribution of Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code;

(v) The tax basis of the assets of Target Fund received by Acquiring Fund will be the same as the tax basis of such assets in the hands of Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code;

(vi) The holding periods of the assets of Target Fund in the hands of  Acquiring Fund will include the periods during which such assets were held by Target Fund pursuant to Section 1223(2) of the Code;

(vii) No gain or loss will be recognized by the shareholders of Target Fund upon the exchange of all of their Target Fund shares solely for Acquiring Fund shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of Acquiring Fund shares received by a shareholder of Target Fund (including fractional shares to which the shareholder may be entitled) will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(ix) The holding period of Acquiring Fund shares received by a shareholder of Target Fund (including fractional shares to which the shareholder may be entitled) will include the holding period of Target Fund shares exchanged therefor, provided that the shareholder held the Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code; and

(x) Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code.

(h) That the NMF Trust’s Registration Statement with respect to the shares of beneficial interest of each of the Acquiring Funds to be delivered to the Target Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(i) That the shares of beneficial interest of each of the Acquiring Funds to be delivered in accordance with Section 1 hereof shall be eligible for sale by the NMF Trust with the securities commission or agency of each state or other jurisdiction of the United States with which such eligibility is required in order to permit the shares lawfully to be delivered to the shareholders of its corresponding Target Fund.

(j) That the NMF Trust and the Acquiring Funds shall have received in form satisfactory to the NMF Trust and the Acquiring Funds at the Closing an opinion of Stradley (which opinion will be subject to certain qualifications satisfactory to the NMF Trust and the Acquiring Funds) substantially to the effect that (i) the UBS Trust is a statutory trust validly created and validly existing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted, and each Target Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the UBS Certificate, UBS Declaration of Trust and UBS Bylaws, (ii) this Agreement has been duly authorized, executed, and delivered by the UBS Trust, on behalf of the Target Funds, and, assuming due authorization, execution and delivery of this Agreement by the NMF Trust, on behalf of the Acquiring Funds, and assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act, is a valid and binding obligation of the UBS Trust and the Target Funds enforceable against the UBS Trust and the Target Funds in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles, (iii) the UBS Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value, of the UBS Trust and of each Target Fund; and assuming that the initial shares of beneficial interest of each Target Fund were issued in accordance with the 1940 Act and the UBS Declaration of Trust and UBS Bylaws of the UBS Trust, and that all other outstanding shares of the each Target Fund were issued, sold, and paid for in accordance with the terms of the Target Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable, and has full voting rights, and except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable; (iv) provided that the UBS Trust and each Target Fund acts in accordance with the applicable provisions of the federal securities laws and the shareholder voting requirements of the UBS Declaration of Trust and UBS Bylaws, each Target Fund has the power to sell its Assets as contemplated in the Agreement and (v) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby, including the sale and delivery of the Assets described in this Agreement, will not, violate the UBS Certificate, the UBS Declaration of Trust, the UBS Bylaws, or any provision of any UBS Material Agreement known to such counsel to which the UBS Trust or a Target Fund is a party or by which any of them is bound, it being understood that with respect to investment restrictions as contained in the UBS Certificate, the UBS Declaration of Trust, the UBS Bylaws, and the Target Fund Prospectus, and also with respect to a listing of all UBS Material Agreements, such counsel may reasonably rely upon a certificate of an officer of the UBS Trust whose responsibilities include advising the UBS Trust and the Target Funds with respect to such matters. In connection with the foregoing, it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the UBS Trust.

(k) That the UBS Trust and the Target Funds shall have received an opinion at the Closing of Ropes & Gray LLP, in form satisfactory the UBS Trust and the Target Funds (which opinion will be subject to certain qualifications the UBS Trust and the Target Funds), to the effect that (i) the NMF Trust is a statutory trust validly created and validly existing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted and that each Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the NMF Certificate, NMF Declaration of Trust and NMF Bylaws, (ii) this Agreement has been duly authorized, executed, and delivered by the NMF Trust, on behalf of the Acquiring Funds, and, assuming due authorization, execution and delivery of this Agreement by the UBS Trust, on behalf of the Target Funds, and assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act, is a valid and binding obligation of the NMF Trust and the Acquiring Funds enforceable against the NMF Trust and the Acquiring Funds in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles, (iii) the Acquiring Fund shares to be delivered to the Target Funds as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and, assuming receipt by each Acquiring Fund of the consideration contemplated hereby, fully paid and non-assessable by the Acquiring Fund, and no shareholder of an Acquiring Fund has any preemptive right of subscription or purchase in respect thereof, and (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the NMF Trust’s Certificate of Trust, the NMF Declaration of Trust, the NMF Bylaws, or any provision of any NMF Material Agreement known to such counsel to which the NMF Trust or an Acquiring Fund is a party or by which any of them is bound, it being understood that with respect to investment restrictions as contained in the NMF Trust’s Certificate of Trust, the NMF Declaration of Trust, the NMF Bylaws, then current prospectus or statement of additional information and also with respect to a listing of all NMF Material Agreements, such counsel may reasonably rely upon a certificate of an officer of the NMF Trust whose responsibility it is to advise the NMF Trust and the Acquiring Funds with respect to such matters.  In connection with the foregoing, it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the NMF Trust.

10.	Fees and Expenses; Other Agreements

(a) The NMF Trust represents and warrants to the UBS Trust and the UBS Trust represents and warrants to the NMF Trust, that no brokers or finders or other entities are entitled to receive any payments in connection with the transactions described in this Agreement.

(b) The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, including, but not limited to the preparation and filing of the Registration Statement, registration of the Acquiring Fund shares, delivery of and solicitation of approval of Target Fund shareholders to the Reorganization pursuant to the Registration Statement, any printing and mailing fees, fees of accountants and attorneys and the costs of holding the Target Funds’ shareholder meeting and soliciting proxies, shall be borne by NFA and UBS Global AM (Americas) as agreed between them in the Fund Adoption Agreement dated ________________.

11.	Termination; Waiver; Order

(a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Target Funds) prior to the Closing as follows:

(i) by mutual consent of the UBS Trust and the NMF Trust;

(ii) by the NMF Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the NMF Trust; or

(iii) by the UBS Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the UBS Trust.

(b) If the transactions contemplated by this Agreement have not been consummated by the later of _______________ or 60 days after the date of the final shareholder meeting at which approval of this Agreement is voted upon by the shareholders of the last remaining Target Fund for which such shareholders have not voted upon this Agreement, this Agreement shall automatically terminate on such later date, unless a later date is agreed to by both the UBS Trust and the NMF Trust.

(c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the UBS Trust or the NMF Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

(d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either the UBS Trust or the NMF Trust, respectively (whichever is entitled to the benefit thereof).  Such waiver shall be in writing and authorized by an officer of the waiving party.  The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision.  No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

(e) The respective representations, warranties and covenants contained in Sections 4-8 hereof, other than those set forth in Sections 6(b), shall expire with, and be terminated by, the consummation of the Reorganization, and neither the UBS Trust nor the NMF Trust, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing.  This provision shall not protect any officer, trustee, agent or shareholder of the UBS Trust or the NMF Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the UBS Trust or the Board of Trustees of the NMF Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Target Funds, unless such further vote is required by applicable law or by mutual consent of the parties.

12.	Liability of the NMF Trust and the UBS Trust

(a) Each party acknowledges and agrees that all obligations of the NMF Trust under this Agreement are binding only with respect to the Acquiring Funds; that any liability of the NMF Trust under this Agreement with respect to any Acquiring Fund, or in connection with the transactions contemplated herein with respect to any Acquiring Fund, shall be discharged only out of the assets of the affected Acquiring Fund; that no other series of the NMF Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the UBS Trust nor any Target Fund shall seek satisfaction of any such obligation or liability from the shareholders of the NMF Trust, the trustees, officers, employees or agents of the NMF Trust, or any of them.

(b) Each party acknowledges and agrees that all obligations of the UBS Trust under this Agreement are binding only with respect to the Target Funds; that any liability of the UBS Trust under this Agreement with respect to the Target Funds, or in connection with the transactions contemplated herein with respect to any Target Fund, shall be discharged only out of the assets of the affected Target Fund; that no other series of the UBS Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the NMF Trust nor any Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of the UBS Trust, the trustees, officers, employees or agents of the UBS Trust, or any of them.

13.	Indemnification

(a) UBS Global AM (Americas) will indemnify and hold harmless the NMF Trust, its Trustees and its officers (for purposes of this Section 13(a), the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the UBS Trust or the Target Funds contained in the Registration Statement or any amendment or supplement thereto that is provided by UBS Global AM (Americas), the UBS Trust or the Target Funds for inclusion in the Registration Statement, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to the UBS Trust or the Target Funds required to be stated therein or necessary to make the statements relating to the UBS Trust or the Target Funds therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of UBS Global AM (Americas). The Indemnified Parties will notify UBS Global AM (Americas) in writing within ten business days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 13(a).  UBS Global AM (Americas) shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 13(a), or, if it so elects, to assume at its expense by counsel reasonably satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if UBS Global AM (Americas) elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. UBS Global AM (Americas)’s obligation under this Section 13(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that UBS Global AM (Americas) will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 13(a) without the necessity of the Indemnified Parties’ first paying the same.

(b) NFA will indemnify and hold harmless the UBS Trust, its Trustees and its officers (for purposes of this Section 13(b), the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the NMF Trust or the Acquiring Funds contained in the Registration Statement or any amendment or supplement thereto, other than as provided by UBS Global (AM) Americas, the UBS Trust or the Target Funds for inclusion in the Registration Statement, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to the NMF Trust or the Acquiring Funds required to be stated therein or necessary to make the statements relating to the NMF Trust or the Acquiring Funds therein not misleading, including without limitation any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of NFA. The Indemnified Parties will notify NFA in writing within ten business days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 13(b).  NFA shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 13(b), or, if it so elects, to assume at its expense by counsel reasonably satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if NFA elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense.  NFA’s obligation under this Section 13(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that NFA will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 13(b) without the necessity of the Indemnified Parties’ first paying the same.

14.	Cooperation and Exchange of Information

(a)           The NMF Trust and the UBS Trust will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes requesting a closing agreement or similar relief from a Taxing authority or participating in or conducting any audit or other proceeding in respect of Taxes, or in determining the financial reporting of any Tax position.  Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of the Target Funds and Acquiring Funds for its taxable period first ending after the Closing and for prior taxable periods for which the party is required to retain records as of the Closing.

(b)           Each Acquiring Fund shall receive certificates following the Closing, promptly upon reasonable request, from the principal executive officer and principal financial officer, or persons performing similar functions, of the UBS Trust to the effect that such principal executive officer and principal financial officer, or persons performing similar functions, of the UBS Trust have concluded that, based on their evaluation of the effectiveness of the UBS Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), to the best of their knowledge, the design and operation of such procedures were effective to provide reasonable assurance that information provided by the UBS Trust to the NMF Trust with respect to a Target Fund’s operations prior to the Closing that is required to be disclosed by the NMF Trust on Forms N-CSR and N-Q for periods ending September 30, 2012, December 31, 2012, March 31, 2013 and June 30, 2013, which Forms will include information relating to the Target Funds, was recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms with respect to a Target Fund’s operations prior to the Closing, and that there have been no changes in the UBS Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred since July 1, 2012 that have materially affected, or are reasonably likely to materially affect, the UBS Trust’s internal control over financial reporting during the relevant periods.

15.	Entire Agreement and Amendments

This Agreement and the Fund Adoption Agreement embody the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for.  This Agreement may be amended only by mutual consent of the parties in writing.  Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

16.	Counterparts

This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

17.	Notices

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the following addresses:

The UBS Trust:

The UBS Funds
One North Wacker Drive
Chicago, Illinois 60606
Attention: General Counsel

To the NMF Trust:
Nationwide Mutual Funds
1000 Continental Drive
 Suite 400
 King of Prussia, Pennsylvania  19406
Attention: General Counsel

18.	Governing Law

This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

19.	Effect of Facsimile Signature

A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

20.	Publicity

Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

21.	Confidentiality

(a) The parties will hold, and will cause their board members, officers, employees, representatives, agents and affiliated persons to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other party, all confidential information obtained from the other party in connection with the transactions contemplated by this Agreement, except such information may be disclosed:  (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b) In the event of a termination of this Agreement, the parties  agree that they, along with their board members, employees, representative agents and affiliated persons, shall, and shall cause their affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

22.	Headings

The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

IN WITNESS WHEREOF, the UBS Trust and the NMF Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

The UBS Funds, on behalf of each Target Fund

By:

Name:

Title:

Nationwide Mutual Funds, on behalf of each Acquiring Fund

By:

Name:

Title:

Solely for purposes of Section 10 and 13

Nationwide Fund Advisors

By:

Name:

Title:
Solely for purposes of Section 10 and 13
UBS Global Asset Management (Americas) Inc.

By:

Name:

Title:

SCHEDULE I

Column 1: Acquiring Funds	Column 2: Corresponding Target Funds
Nationwide Global Equity Fund Class A Class C Institutional Class	UBS Global Equity Fund Class A Class C Class Y
Nationwide High Yield Bond Fund Class A Class C Institutional Class	UBS High Yield Fund Class A Class C Class Y

APPENDIX B – TARGET FUNDS’ FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Target Funds’ financial performance for the fiscal periods indicated. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Target Fund, assuming reinvestment of any dividends and distributions.

This information has been audited (except as indicated below for the six month period ended December 31, 2011) by Ernst & Young, LLP, an independent registered public accounting firm, whose report, along with the Target Funds’ audited financial statements, is included in the Target Funds’ Annual Reports, dated June 30, 2011.  The Target Funds’ unaudited financial statements are included in the Target Funds’ Semi-annual Reports, dated December 31, 2011.

UBS Global Equity Fund - Financial highlights

The tables below set forth financial data for one share of beneficial interest outstanding throughout each period presented.

	UBS Global Equity Fund - Class A
	Six months ended December 31, 2011		Year ended June 30,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$12.67		$10.36	$9.46	$13.54	$15.47	$12.99
Income (loss) from investment operations:
Net investment income1	0.03		0.03	0.05	0.10	0.15	0.13
Net realized and unrealized gain (loss) from investment activities	(1.66)		2.61	1.12	(3.57)	(2.08)	2.47
Total income (loss) from investment operations	(1.63)		2.64	1.17	(3.47)	(1.93)	2.60
Less dividends/distributions:
From net investment income	(0.01)		(0.33)	(0.27)	(0.61)	—	(0.12)
Net asset value, end of period	$11.03		$12.67	$10.36	$9.46	$13.54	$15.47
Total investment return2	(12.85)%		25.52%	12.05%	(24.86)%	(12.48)%	20.11%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursement	1.58	%3	1.53%	1.55%	1.48%	1.31%	1.35%
Expenses after fee waivers and/or expense reimbursement	1.50	%3	1.50%	1.50%	1.25%	1.25%	1.25%
Net investment income	0.49	%3	0.26%	0.47%	1.10%	0.98%	0.91%
Supplemental data:
Net assets, end of period (000's)	$53,619		$67,172	$64,979	$72,280	$117,601	$168,208
Portfolio turnover rate	45%		83%	83%	76%	66%	32%

1	Calculated using the average shares method.
2
Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends/distributions or the redemption of Fund shares.

3	Annualized.

	UBS Global Equity Fund - Class C
	Six months ended December 31, 2011		Year ended June 30,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$12.15		$9.94	$9.13	$13.05	$15.02	$12.65
Income (loss) from investment operations:
Net investment income (loss)1	(0.01)		(0.06)	(0.03)	0.03	0.03	0.02
Net realized and unrealized gain (loss) from investment activities	(1.59)		2.50	1.07	(3.44)	(2.00)	2.42
Total income (loss) from investment operations	(1.60)		2.44	1.04	(3.41)	(1.97)	2.44
Less dividends/distributions:
From net investment income	—		(0.23)	(0.23)	(0.51)	—	(0.07)
Net asset value, end of period	$10.55		$12.15	$9.94	$9.13	$13.05	$15.02
Total investment return2	(13.17)%		24.48%	11.29%	(25.46)%	(13.12)%	19.28%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursement	2.39	%3	2.32%	2.34%	2.30%	2.11%	2.14%
Expenses after fee waivers and/or expense reimbursement	2.25	%3	2.25%	2.25%	2.00%	2.00%	2.00%
Net investment income (loss)	(0.26	)%3	(0.49)%	(0.28)%	0.34%	0.23%	0.16%
Supplemental data:
Net assets, end of period (000's)	$16,889		$20,863	$20,499	$22,519	$35,900	$52,378
Portfolio turnover rate	45%		83%	83%	76%	66%	32%

1	Calculated using the average shares method.
2
Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends/distributions or the redemption of Fund shares.

3	Annualized.

	UBS Global Equity Fund - Class Y
	Six months ended December 31, 2011		Year ended June 30,
	(unaudited)		2011	2010	2009	2008		2007
Net asset value, beginning of period	$13.04		$10.65	$9.69	$13.84	$15.78		$13.23
Income (loss) from investment operations:
Net investment income1	0.05		0.08	0.08	0.13	0.19		0.17
Net realized and unrealized gain (loss) from investment activities	(1.72)		2.68	1.16	(3.63)	(2.13)		2.52
Total income (loss) from investment operations	(1.67)		2.76	1.24	(3.50)	(1.94)		2.69
Less dividends/distributions:
From net investment income	(0.06)		(0.37)	(0.28)	(0.65)	—		(0.14)
Net asset value, end of period	$11.31		$13.04	$10.65	$9.69	$13.84		$15.78
Total investment return2	(12.78)%		25.98%	12.51%	(24.52)%	(12.29)%		20.44%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursement/recoupment	1.21	%3	1.15%	1.15%	1.08%	0.96%		0.99%
Expenses after fee waivers and/or expense reimbursement/recoupment	1.21	%3	1.15%	1.15%	1.00%	1.00	%4	0.99%
Net investment income	0.78	%3	0.62%	0.67%	1.27%	1.29%		1.16%
Supplemental data:
Net assets, end of period (000's)	$18,932		$23,230	$25,227	$66,646	$164,307		$180,027
Portfolio turnover rate	45%		83%	83%	76%	66%		32%

1	Calculated using the average shares method.
2
Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends/distributions or the redemption of Fund shares.

3	Annualized
4	The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Fund, not to exceed the expense cap.

UBS High Yield Fund - Financial highlights

The tables below set forth financial data for one share of beneficial interest outstanding throughout each period presented.

	UBS High Yield Fund - Class A
	Six months ended December 31, 2011		Year ended June 30,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$6.22		$5.89	$5.16	$6.19	$6.92	$6.89
Income (loss) from investment operations:
Net investment income1	0.22		0.48	0.57	0.50	0.51	0.50
Net realized and unrealized gain (loss) from investment activities	(0.33)		0.34	0.71	(1.00)	(0.75)	0.08
Total income (loss) from investment operations	(0.11)		0.82	1.28	(0.50)	(0.24)	0.58
Less dividends/distributions:
From net investment income	(0.22)		(0.49)	(0.55)	(0.53)	(0.49)	(0.55)
Net asset value, end of period	$5.89		$6.22	$5.89	$5.16	$6.19	$6.92
Total investment return2	(1.71)%		14.30%	25.49%	(7.12)%	(3.55)%	8.60%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursement	1.33	%3	1.37%	1.38%	1.33%	1.29%	1.28%
Expenses after fee waivers and/or expense reimbursement	1.20	%3	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income	7.34	%3	7.73%	9.80%	9.96%	7.81%	7.16%
Supplemental data:
Net assets, end of period (000's)	$38,633		$40,987	$36,334	$39,859	$40,582	$45,031
Portfolio turnover rate	26%		55%	61%	92%	39%	46%

1	Calculated using the average shares method.
2
Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends/distributions or the redemption of Fund shares.

3	Annualized.

	UBS High Yield Fund - Class C
	Six months ended December 31, 2011		Year ended June 30,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$6.23		$5.90	$5.16	$6.19	$6.93	$6.89
Income (loss) from investment operations:
Net investment income1	0.20		0.45	0.54	0.48	0.48	0.47
Net realized and unrealized gain (loss) from investment activities	(0.33)		0.34	0.72	(1.01)	(0.76)	0.08
Total income (loss) from investment operations	(0.13)		0.79	1.26	(0.53)	(0.28)	0.55
Less dividends/distributions:
From net investment income	(0.20)		(0.46)	(0.52)	(0.50)	(0.46)	(0.51)
Net asset value, end of period	$5.90		$6.23	$5.90	$5.16	$6.19	$6.93
Total investment return2	(1.96)%		13.72%	25.07%	(7.60)%	(4.03)%	8.05%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursement	1.85	%3	1.86%	1.88%	1.86%	1.79%	1.78%
Expenses after fee waivers and/or expense reimbursement	1.70	%3	1.70%	1.70%	1.70%	1.70%	1.70%
Net investment income	6.83	%3	7.24%	9.27%	9.41%	7.31%	6.66%
Supplemental data:
Net assets, end of period (000's)	$7,850		$9,165	$8,902	$7,072	$8,453	$11,330
Portfolio turnover rate	26%		55%	61%	92%	39%	46%

1	Calculated using the average shares method.
2
Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends/distributions or the redemption of Fund shares.

3	Annualized.

	UBS High Yield Fund - Class Y
	Six months ended December 31, 2011		Year ended June 30,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$6.27		$5.94	$5.20	$6.23	$6.96	$6.92
Income (loss) from investment operations:
Net investment income1	0.23		0.50	0.59	0.52	0.53	0.52
Net realized and unrealized gain (loss) from investment activities	(0.33)		0.34	0.71	(1.01)	(0.75)	0.09
Total income (loss) from investment operations	(0.10)		0.84	1.30	(0.49)	(0.22)	0.61
Less dividends/distributions:
From net investment income	(0.23)		(0.51)	(0.56)	(0.54)	(0.51)	(0.57)
Net asset value, end of period	$5.94		$6.27	$5.94	$5.20	$6.23	$6.96
Total investment return2	(1.58)%		14.47%	25.80%	(6.83)%	(3.28)%	8.98%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursement	1.01	%3	1.03%	1.05%	1.06%	0.99%	0.98%
Expenses after fee waivers and/or expense reimbursement	0.95	%3	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	7.58	%3	7.97%	10.08%	10.07%	8.13%	7.43%
Supplemental data:
Net assets, end of period (000's)	$35,211		$44,750	$37,152	$61,421	$99,538	$47,768
Portfolio turnover rate	26%		55%	61%	92%	39%	46%

1	Calculated using the average shares method.
2
Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends/distributions or the redemption of Fund shares.

3	Annualized.

FORM OF PROXY CARD

PROXY	THE UBS FUNDS	PROXY
PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD SEPTEMBER [17], 2012 THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE UBS FUNDS

The undersigned hereby appoint(s) Joseph J. Allessie and Tammie Lee, or either of them, as Proxies of the undersigned with full power of substitution, to vote and act with respect to all interests in the UBS [Global Equity/High Yield] Fund (the “UBS Fund”), a series of The UBS Funds (the “Trust”), with respect to which the undersigned is entitled to vote at the Special Meeting of Shareholders (the “Meeting”) of the UBS Fund to be held at the Trust’s principal executive offices at One North Wacker Drive, Chicago, Illinois 60606, at [_____] a.m. Central time on September [17], 2012, and at any adjournments or postponements thereof.

The undersigned acknowledges receipt of the Notice of Special Meeting of Shareholders and of the accompanying Proxy Statement/Prospectus, and revokes any proxy previously given with respect to such meeting.

This proxy will be voted as instructed.  If no specification is made for a proposal, the proxy will be voted “FOR” the proposal.  The Proxies are authorized in their discretion to vote upon such other matters as may come before the Meeting or any adjournments or postponements thereof.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-800-337 3503

 Note:  Signature(s) should be exactly as name or names appearing on this proxy.  If shares are held jointly, each holder should sign.  If signing is by attorney, executor, administrator, trustee or guardian, please give full title.

Signature(s)

Signature(s)

Date                                                             UBS_-------_---------

THE BOARD RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL.
TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK.  Example:☐

1.To vote on an Agreement and Plan of Reorganization providing for the: (i) acquisition by Nationwide Mutual Funds, a Delaware statutory trust (the “NMF Trust”), on behalf of Nationwide [Global Equity/High Yield Bond] Fund (the “Acquiring Fund”) of all of the property, assets and goodwill of the UBS Fund, in exchange solely for shares of beneficial interest, no par value, of the Acquiring Fund; (ii) the assumption by the NMF Trust, on behalf of the Acquiring Fund, of all of the liabilities of the UBS Fund; (iii) the distribution of the shares of the Acquiring Fund to the shareholders of the UBS Fund according to their respective interests in complete liquidation of the UBS Fund; and (iv) the dissolution of the UBS Fund as soon as practicable after the closing.
FOR AGAINST ABSTAIN __ __ __ /__/ /__/ /__/

Important Notice Regarding the Availability of Proxy Materials for the UBS Fund
Shareholder Meeting to Be Held on September [17], 2012.
The Proxy Statement for this meeting is available at: [____________________]

PLEASE VOTE, DATE AND SIGN THIS PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE

PART B
STATEMENT OF ADDITIONAL INFORMATION
AUGUST [__], 2012

REGISTRATION STATEMENT ON FORM N-14 FILED BY
NATIONWIDE MUTUAL FUNDS
1000 Continental Drive, Suite 400
King Of Prussia, Pennsylvania 19406
1-800-848 0920
www.nationwide.com/mutualfunds

Relating to the September[17], 2012 Joint Special Meeting of Shareholders of the UBS Global
Equity Fund and UBS High Yield Fund (each, a “Target Fund” and collectively, the “Target
Funds”) series of The UBS Funds (the “UBS Trust”)

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Combined Proxy Statement/ Prospectus dated August [__], 2012 (the “Proxy Statement/Prospectus”) of the Nationwide Global Equity Fund and Nationwide High Yield Bond Fund series (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”) of Nationwide Mutual Funds (the “NMF Trust”), relating specifically to the Special Meeting of Shareholders of Target Funds that will be held on [September 17], 2012.  A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling the UBS Trust toll free at [1-800-number].  You can also access this information at [Website].

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/ Prospectus.  The proposed Reorganizations will occur in accordance with the terms of the Agreement and Plan of Reorganization.

Table of Contents
Page
General Information	2
Incorporation of Documents By Reference into the SAI	2
Pro Forma Financial Information	2

  1

General Information

This SAI relates to the acquisition of the assets and liabilities of each Target Fund by the corresponding Acquiring Fund, as listed below.  Further information is included in the Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this SAI.

Target Funds	Acquiring Funds
UBS Global Equity Fund	Nationwide Global Equity Fund
Class A	Class A
Class C	Class C
Class Y	Institutional Class
UBS High Yield Fund	Nationwide High Yield Bond Fund
Class A	Class A
Class C	Class C
Class Y	Institutional Class

Incorporation of Documents By Reference into the SAI

Because each Acquiring Fund was newly created for purposes of this transaction, no Acquiring Fund has published an annual or semi-annual report to shareholders.  This SAI incorporates by reference the following documents, which have each been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1.	Statement of Additional Information dated October 28, 2011, with respect to the Target Funds (previously filed on EDGAR, Accession No. 0001104659-11-058732).

2.
The unaudited financial statements included in the Target Funds’ Semiannual Reports to Shareholders for the fiscal period ended December 31, 2011 (previously filed on EDGAR, Accession No. 0001104659-12-017043).  No other parts of the Semiannual Reports are incorporated herein by reference.

3.
The audited financial statements and related reports of the independent registered public accounting firm included in the Target Funds’ Annual Reports to Shareholders for the fiscal year ended June 30, 2011 (previously filed on EDGAR, Accession No. 0001104659-11-050822).  No other parts of the Annual Reports are incorporated herein by reference.

4.	Statement of Additional Information dated July 6, 2012 with respect to the Acquiring Funds (previously filed on EDGAR, Accession No. 0001193125-12-293333).

Pro Forma Financial Information

Under the Agreement and Plan of Reorganization, each Target Fund is proposed to be reorganized into the Acquiring Fund listed directly opposite such Fund in the table above.

Pro forma financial information has not been prepared for the reorganization of each Target Fund into the corresponding Acquiring Fund because the Acquiring Funds are newly organized shell series with no assets or liabilities that will commence investment operations upon completion of the Reorganizations and continue the operations of the Target Funds. The Target Funds will be the accounting survivors after the Reorganizations.

2

PART C

OTHER INFORMATION

Item 15.
Indemnification.  Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009. See Item 16(1)(a) below.

The Trust has entered into indemnification agreements with each of the trustees and certain of its officers. The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party. See Item 16(13)(e) below.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

(1)           Copies of the charter of the Registrant now in effect;

(a)
Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009, (the “Amended Declaration”), of Registrant, Nationwide Mutual Funds (the “Trust”), a Delaware Statutory Trust, previously filed as Exhibit EX-28.a with the Trust’s registration statement on November 17, 2009, is hereby incorporated by reference.

(i)
Amending Resolutions dated September 14, 2010, to the Amended Declaration, pertaining to the Nationwide Destination 2055 Fund, previously filed as Exhibit EX-28.a.1 with the Trust’s registration statement on September 15, 2010, is hereby incorporated by reference.

(ii)
Amending Resolutions dated June 15, 2011, to the Amended Declaration, pertaining to the Nationwide Small Company Growth Fund previously filed as Exhibit EX-28.a.2 with the Trust’s registration statement on July 1, 2011, is hereby incorporated by reference.

(iii)
Amending Resolutions dated September 14, 2010, to the Amended Declaration, pertaining to the Nationwide Alternatives Allocation Fund, previously filed as Exhibit EX-28.a.3 with the Trust’s registration statement on September 16, 2011, is hereby incorporated by reference.

(iv)
Amending Resolutions dated March 9, 2012, to the Amended Declaration, pertaining to the Nationwide Global Equity Fund and Nationwide High Yield Bond Fund, previously filed as Exhibit EX-28.a.4 with the Trust’s registration statement on July 2, 2012, is hereby incorporated b by reference.

(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)
Second Amended and Restated Bylaws, amended and restated as of June 17, 2009 (the “Amended Bylaws”), of the Trust, previously filed as Exhibit EX-28.b with the Trust’s registration statement on November 17, 2009, is hereby incorporated by reference.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Form of Agreement and Plan of Reorganization between the Registrant, on behalf of Nationwide Global Equity Fund and Nationwide High Yield Bond Fund, and The UBS Funds, on behalf of UBS Global Equity Fund and UBS High Yield Fund (“Agreement and Plan of Reorganization”), is filed as Appendix A to the Prospectus/Proxy Statement and is incorporated herein by reference.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Certificates for shares are not issued. Articles III, V and VI of the Amended Declaration and Article VII of the Amended Bylaws incorporated by reference to Exhibit 1(a) and 2(a), respectively, hereto, define the rights of holders of shares.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Investment Advisory Agreement dated May 1, 2007 pertaining to certain series of the Trust currently managed by Nationwide Fund Advisors, previously filed as Exhibit EX-99.d.2 with the Trust’s registration statement on June 14, 2007, is hereby incorporated by reference.

(i)
Exhibit A, amended February 1, 2012 and as further amended February 29, 2012, to the Investment Advisory Agreement dated May 1, 2007 pertaining to certain series of the Trust currently managed by Nationwide Fund Advisors, previously filed as Exhibit EX-28.d.1.a with the Trust’s registration statement on July 2, 2012, is hereby incorporated by reference.

(ii)
Form of Exhibit A, amended ____________, 2012, to the Investment Advisory Agreement dated May 1, 2007 pertaining to certain series of the Trust currently managed by Nationwide Fund Advisors, previously filed as Exhibit EX-28.d.1.b with the Trust’s registration statement on July 2, 2012, is hereby incorporated by reference.

(b)
Investment Advisory Agreement dated August 28, 2007 pertaining to the Target Destinations Funds currently managed by Nationwide Fund Advisors, previously filed as Exhibit EX-23.d.2 with the Trust’s registration statement on August 27, 2007, is hereby incorporated by reference.

(i)
Exhibit A, amended August 1, 2008, to the Investment Advisory Agreement dated August 28, 2007, pertaining to the Target Destinations Funds currently managed by Nationwide Fund Advisors, previously filed as Exhibit EX-28.d.2.a with the Trust’s registration statement on September 15, 2010, is hereby incorporated by reference.

(ii)
Exhibit A to the Investment Advisory Agreement, dated August 28, 2007, pertaining to the Target Destinations Funds currently managed by Nationwide Fund Advisors, previously filed as Exhibit EX-28.d.2.b with the Trust’s registration statement on November 19, 2010, is hereby incorporated by reference.

(iii)
Exhibit A to the Investment Advisory Agreement, dated August 28, 2007 and amended January 1, 2012, pertaining to the Target Destinations Funds currently managed by Nationwide Fund Advisors, previously filed as Exhibit EX-28.d.2.c with the Trust’s registration statement on February 24, 2012, is hereby incorporated by reference.

(c)	Subadvisory Agreements

(i)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and BlackRock Investment Management, LLC for Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund, effective May 1, 2007, as amended June 16, 2010, previously filed as Exhibit EX-28.d.3.a with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(1)
Exhibit A to the Amended Subadvisory Agreement, effective May 1, 2007, as amended June 16, 2010 and as further amended February 1, 2012, among the Trust, Nationwide Fund Advisors and BlackRock Investment Management, LLC previously filed as Exhibit EX-28.d.3.a.1 with the Trust’s registration statement on February 24, 2012, is hereby incorporated by reference.

(ii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Morley Capital Management, Inc., for the Nationwide Short Duration Bond Fund and Nationwide Enhanced Income Fund, effective September 1, 2007, previously filed as Exhibit EX-23.d.3.d with the Trust’s registration statement on October 5, 2007, is hereby incorporated by reference.

(iii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Aberdeen Asset Management Inc., for the Nationwide Fund, effective October 1, 2007, previously filed as Exhibit EX-23.d.3.f with the Trust’s registration statement on October 5, 2007, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Aberdeen Asset Management Inc., previously filed as Exhibit EX-28.d.3.d.1 with the Trust’s registration statement on November 22, 2010, is hereby incorporated by reference.

(iv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Diamond Hill Capital Management, Inc., for the Nationwide Fund, previously filed as Exhibit EX-28.d.3.g, with the Trust’s registration statement on November 22, 2010, is hereby incorporated by reference.

(v)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Dimensional Fund Advisors LP, effective December 19, 2007, for the Nationwide U.S. Small Cap Value Fund, previously filed as Exhibit EX-23.d.3.i with the Trust’s registration statement on December 28, 2007, is hereby incorporated by reference.

(vi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Nationwide Asset Management, LLC, effective January 1, 2008, for the Nationwide Bond Fund, and Nationwide Government Bond Fund, previously filed as Exhibit EX-23.d.3.h with the Trust’s registration statement on December 19, 2008, is hereby incorporated by reference.

(1)
Form of Exhibit A to the Subadvisory Agreement, amended _________, 2012, among the Trust, Nationwide Fund Advisors and Nationwide Asset Management, LLC, effective January 1, 2008, previously filed as Exhibit EX-28.d.3.f.1 with the Trust’s registration statement on July 2, 2012, is hereby incorporated by reference.

(vii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Federated Investment Management Company, effective April 2, 2009, for the Nationwide Money Market Fund previously filed as Exhibit EX-28.d.3.i with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Federated Investment Management Company, effective April 2, 2009, amended December 2, 2009, previously filed as Exhibit EX-28.d.3.i.1 with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(viii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisers and Turner Investment Partners, L.P., for Nationwide Growth Fund, previously filed as Exhibit EX-28.d.3.k with the Trust’s registration statement on November 22, 2010, is hereby incorporated by reference.

(ix)
Subadvisory Agreement among the Trust, Nationwide Fund Advisers and Goldman Sachs Asset Management, Inc. effective March 22, 2011, for the Nationwide Alternatives Allocation Fund, previously filed as Exhibit EX-28.d.3.i with the Trust’s registration statement on July 1, 2011, is hereby incorporated by reference.

(x)
Subadvisory Agreement among the Trust, Nationwide Fund Advisers and Brown Capital Management, LLC effective August 26, 2011, for the Nationwide Small Company Growth Fund, previously filed as Exhibit EX-28.d.3.j, with the Trust’s registration statement on September 16, 2011, is hereby incorporated by reference.

(xi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisers and UBS Global Asset Management (Americas) Inc. effective July 19, 2011, for the Nationwide International Value Fund, previously filed as Exhibit EX-28.d.3.k with the Trust’s registration statement on July 1, 2011, is hereby incorporated by reference.

(1)
Form of Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and UBS Global Asset Management (Americas) Inc., effective July 19, 2011, amended ______________, 2012, previously filed as Exhibit EX-28.d.3.k.1 with the Trust’s registration statement on April 10, 2012, is hereby incorporated by reference.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)
Underwriting Agreement dated May 1, 2007, amended as of February 28, 2008, between the Trust and Nationwide Fund Distributors LLC (“NFD”), previously filed as Exhibit EX-23.e.1 with the Trust’s registration statement on June 14, 2007, is hereby incorporated by reference.

(i)
Schedule A to the Underwriting Agreement dated May 1, 2007, as amended November 1, 2011, between the Trust and NFD, for the Nationwide Small Company Growth Fund, previously filed as Exhibit EX-28.e.1.a, with the Trust’s Registration Statement on December 12, 2011 is hereby incorporated by reference.

(ii)
Form of Schedule A to the Underwriting Agreement dated May 1, 2007, as amended _________, 2012, between the Trust and NFD, for certain series of the Trust, previously filed as Exhibit EX-28.e.1.b. with the Trust’s registration statement on April 10, 2012, is hereby incorporated by reference.

(iii)
Form of Schedule A to the Underwriting Agreement dated May 1, 2007, as amended _________, 2012, between the Trust and NFD, for certain series of the Trust, previously filed as Exhibit EX-28.e.1.c with the Trust’s registration statement on July 2, 2012, is hereby incorporated by reference.

(b)	Model Dealer Agreement, effective January 2008, previously filed as Exhibit EX-23.e.2 with the Trust’s registration statement on February 27, 2008, is hereby incorporated by reference.

(8)
Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Custody Agreement dated April 4, 2003, Fund List, amended as of February 28, 2008, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-99.g.1 with the Trust’s registration statement on February 28, 2005, is hereby incorporated by reference.

(i)
Amendment to the Custody Agreement dated April 4, 2003, amended December 2, 2009, previously filed as Exhibit EX-28.g.1.a with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(ii)
Fund List to the Global Custody Agreement dated May 1, 2007, amended December 15, 2011, for the Nationwide Small Company Growth Fund, previously filed as Exhibit EX-28.g.1.b with the Trust’s Registration Statement on December 12, 2011 is hereby incorporated by reference.

(iii)
Form of Fund List to the Global Custody Agreement dated April 4, 2003, effective May 1, 2007, and amended ____________, 2012, for certain series of the Trust, previously filed as Exhibit EX-28.g.1.c with the Trust’s registration statement on April 10, 2012, is hereby incorporated by reference.

(iv)
Amendment to the Custody Agreement dated April 4, 2003, amended March 8, 2012, for certain series of the Trust, previously filed as Exhibit EX-28.g.1.d with the Trust’s registration statement on July 2, 2012, is hereby incorporated by reference.

(v)
Form of Fund List to the Global Custody Agreement dated April 4, 2003, effective May 1, 2007, and amended ____________, 2012, for certain series of the Trust, previously filed as Exhibit EX-28.g.1.e with the Trust’s registration statement on July 2, 2012, is hereby incorporated by reference.

(ii)	Waiver to Global Custody Agreement dated as of February 28, 2005
Filing:  Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 28, 2006

(b)
Waiver to Global Custody Agreement dated as of February 28, 2005, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-99.g.1.a with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(c)	Cash Trade Execution Rider dated April 4, 2003, previously filed as Exhibit EX-99.g.1.b with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(d)
Concentration Accounts Agreement dated December 2, 2009, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-28.g.4 with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)
Distribution Plan under Rule 12b-1, effective May 1, 2007, amended December 15, 2011, for the Nationwide Small Company Growth Fund, previously filed as Exhibit EX-28.m.1 with the Trust’s registration statement on December 12, 2011 is hereby incorporated by reference.

(b)
Form of Distribution Plan under Rule 12b-1, effective May 1, 2007, amended ________, 2012, for certain series of the Trust, previously filed as Exhibit EX-28.m.2 with the Trust’s registration statement on April 10, 2012, is hereby incorporated by reference.

(c)
Form of Distribution Plan under Rule 12b-1, effective May 1, 2007, amended _______________, 2012, previously filed as Exhibit EX-28.m.3 with the Trust’s registration statement on July 2, 2012, is hereby incorporated by reference.

(d)
Rule 18f-3 Plan, effective March 2, 2009, amended December 15, 2011, for the Nationwide Small Company Growth Fund, previously filed as Exhibit EX-28.n.1 with the Trust’s registration statement on December 12, 2011 is hereby incorporated by reference.

(e)
Form of Rule 18f-3 Plan, effective March 2, 2009, amended ___________________, 2012, for certain series of the Trust, previously filed as Exhibit EX-28.n.2 with the Trust’s registration statement on April 10, 2012, is hereby incorporated by reference.

(f)
Form of Rule 18f-3 Plan, effective March 2, 2009, amended ___________________, 2012, previously filed as Exhibit EX-28.n.3 with the Trust’s registration statement on July 2, 2012, is hereby incorporated by reference.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.

(a)	Legal Opinion relating to Nationwide Global Equity Fund and the Nationwide High Yield Bond Fund, series of the Registrant, is filed herewith as Exhibit EX-16.11.a

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)	Opinions and Consents of Counsel with respect to certain tax consequences relating to the Agreement and Plan of Reorganization shall be filed by amendment pursuant to an undertaking.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Joint Fund Administration and Transfer Agency Agreement, effective May 1, 2010, between the Trust, Nationwide Mutual Funds and Nationwide Fund Management LLC, previously filed as Exhibit EX-28.h.1 with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(b)
Administrative Services Plan effective May 1, 2007, amended December 15, 2011, previously filed as Exhibit EX-28.h.2 with the Trust’s Registration Statement on December 12, 2011 is hereby incorporated by reference.

(i)
Form of Servicing Agreement to Administrative Services Plan (“Servicing Agreement”), effective January 2007, previously filed as Exhibit EX-23.h.2.b with the Trust’s registration statement on February 28, 2007, is hereby incorporated by reference.

(ii)
Form of Administrative Services Plan effective May 1, 2007, amended __________, 2012, previously filed as Exhibit EX-28.h.2.b with the Trust’s registration statement on April 10, 2012, is hereby incorporated by reference.

(iii)
Form of Administrative Services Plan effective May 1, 2007, amended __________, 2012, previously filed as Exhibit EX-28.h.2.c with the Trust’s registration statement on July 2, 2012, is hereby incorporated by reference.

(c)
Form of Operational Servicing Agreement between Nationwide Fund Management LLC and Fund Provider(s), previously filed as Exhibit EX-23.h.3 with the Trust’s registration statement on August 27, 2007, is hereby incorporated by reference.

(d)
Expense Limitation Agreement between the Trust and Nationwide Fund Advisors relating to the Nationwide Money Market Fund, Nationwide Short Duration Bond Fund, Nationwide Enhanced Income Fund, Nationwide U.S. Small Cap Value Fund, Nationwide International Value Fund, Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund, Nationwide Bond Index Fund, Nationwide Bond Fund, Nationwide Growth Fund and each of the Nationwide Investor Destinations Funds effective May 1, 2007, and amended as of January 9, 2008, previously filed as Exhibit EX-23.h.4 with the Trust’s registration statement on February 27, 2008 is hereby incorporated by reference.

(i)
Exhibit A, effective May 1, 2007, amended February 1, 2012 and as further amended February 29, 2012, to the Expense Limitation Agreement between the Trust and Nationwide Fund Advisors, pertaining to certain series of the Trust, previously filed as Exhibit EX-28.h.4.a with the Trust’s registration statement on July 2, 2012, is hereby incorporated by reference.

(ii)
Form of Exhibit A, effective May 1, 2007, amended _________________, to the Expense Limitation Agreement between the Trust and Nationwide Fund Advisors, pertaining to certain series of the Trust, previously filed as Exhibit EX-28.h.4.b with the Trust’s registration statement on July 2, 2012, is hereby incorporated by reference.

(e)
Form of Indemnification Agreement between the Trust and each of its trustees and certain of its officers, previously filed as Exhibit EX-99.h.10 with the Trust’s registration statement on February 28, 2005, is hereby incorporated by reference.  Specific agreements are between the Trust and each of the following:  Charles E. Allen, Paula H. J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Barbara L. Hennigar, Barbara I. Jacobs, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, David C. Wetmore, Michael A. Krulikowski, and Gerald J. Holland.

(f)
Assignment and Assumption Agreement between Gartmore Mutual Funds, an Ohio business trust  (“OBT”) and the Trust, a Delaware statutory trust, dated February 28, 2005, assigning to the Trust OBT’s title, rights, interests, benefits and privileges in and to certain contracts listed in the Agreement, previously filed as Exhibit EX-99.h.11 with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(g)
Fee Waiver Agreement between Nationwide Mutual Funds and Nationwide Fund Advisers for Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund, effective as of May 1, 2011, previously filed as Exhibit EX-28.h.8 with the Trust’s registration statement on July 1, 2011, is hereby incorporated by reference.

(h)
Fee Waiver Agreement between Nationwide Mutual Funds and Nationwide Fund Advisers for Nationwide Fund, effective as of May 1, 2011, previously filed as Exhibit EX-28.h.9 with the Trust’s registration statement on July 1, 2011, is hereby incorporated by reference.

(i)
Fee Waiver Agreement between Nationwide Mutual Funds and Nationwide Fund Advisers for Nationwide Growth Fund, effective as of July 1, 2011, previously filed as Exhibit EX-28.h.10 with the Trust’s registration statement on July 1, 2011, is hereby incorporated by reference.

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a) (b)
Consent of Independent Registered Public Accounting Firm of Acquiring Funds is filed herewith as Exhibit EX-16.14.a.

Consent of Independent Registered Public Accounting Firm of Target Funds is filed herewith as Exhibit EX-16.14.b.

(15)           All financial statements omitted pursuant to Item 14(a)(1);

Not applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney dated June 13, 2012 is filed herewith as Exhibit EX-16.16.a.

(17)           Any additional exhibits which the Registrant may wish to file.

(a)
Code of Ethics for the Gartmore Mutual Funds and Gartmore Variable Insurance Trust (now known as the Trust and Nationwide Variable Insurance Trust, respectively) dated December 3, 2008, previously filed as Exhibit EX-23.p.1 with the Trust’s registration statement on February 26, 2009, is hereby incorporated by reference.

(b)
Code of Ethics for Nationwide Fund Advisors dated May 18, 2007, amended June 30, 2011, previously filed as Exhibit EX-23.p.2 with the Trust’s registration statement on February 24, 2012, is hereby incorporated by reference.

(c)
Advisory Employee Investment Transaction Policy for BlackRock Investment Management, LLC, dated January 15, 2009, previously filed as Exhibit EX-23.p.4 with the Trust’s registration statement on February 26, 2009, is hereby incorporated by reference.

(d)
Code of Ethics for Morley Capital Management, Inc. dated February 25, 2008, previously filed as Exhibit EX-23.p.5 with the Trust’s registration statement on February 26, 2009, is hereby incorporated by reference.

(e)
Code of Ethics for Aberdeen Asset Management, Inc. dated July 21, 2009, previously filed as Exhibit EX-28.p.6 with the Trust’s registration statement on November 17, 2009, is hereby incorporated by reference.

(f)
Code of Ethics for Dimensional Fund Advisors LP dated January 1, 2011, previously filed as Exhibit EX-23.p.6 with the Trust’s registration statement on February 25, 2011, is hereby incorporated by reference.

(g)
Code of Ethics for Diamond Hill Capital Management Inc. dated December 31, 2010, previously filed as Exhibit EX-23.p.8 with the Trust’s registration statement on February 25, 2011, is hereby incorporated by reference.

(h)
Code of Ethics for Nationwide Fund Distributors LLC dated May 18, 2007, previously filed as Exhibit EX-23.p.11 with the Trust’s registration statement on February 27, 2008, is hereby incorporated by reference.

(i)
Code of Ethics for Federated Investment Management Company dated December 6, 2010, previously filed as Exhibit EX-28.p.10 with the Trust’s registration statement on February 25, 2011, is hereby incorporated by reference.

(j)
Code of Ethics for Turner Investment Partners, L.P. dated February 26, 2010, previously filed as Exhibit EX-28.p.12 with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(k)
Code of Ethics, dated January 23, 2007, for Goldman Sachs Asset Management, previously filed as Exhibit EX-28.p.13 with the Trust’s registration statement on February 22, 2011, is hereby incorporated by reference.

(l)
Code of Ethics, revised June 6, 2011, for Brown Capital Management, LLC, previously filed as Exhibit EX-28.p.12, with the Trust’s registration statement on September 16, 2011, is hereby incorporated by reference.

(m)
Code of Ethics, dated June 30, 2011, for UBS Global Asset Management (Americas) Inc., previously filed as Exhibit EX-28.p.13, with the Trust’s registration statement on September 16, 2011, is hereby incorporated by reference.

Item 17.                      Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

SIGNATURES
As required by the Securities Act of 1933, as amended, (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant in the Township of Upper Merion and the Commonwealth of Pennsylvania on the 9th day of July, 2012.

NATIONWIDE MUTUAL FUNDS By: /s/ Allan J. Oster Allan J. Oster, Attorney-In-Fact for Registrant

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacity and on the date indicated above.

Signature & Title

Principal Executive Officer

/s/ Michael S. Spangler*
Michael S. Spangler, President and
Chief Executive Officer

Principal Accounting and Financial Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer and Chief Financial Officer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ C. Brent Devore*
C. Brent Devore, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Keith F. Karlawish*
Keith F. Karlawish, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ Jeffrey M. Lyons*
Jeffrey M. Lyons, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY: /s/ Allan J. Oster
Allan J. Oster, Attorney-In Fact

EXHIBIT LIST

Legal Opinion	)	EX-16(11)(a)
Consent of Independent Registered Public Accounting Firm of Acquiring Funds	E	EX-16(14)(a)
Consent of Independent Registered Public Accounting Firm of Target Funds		EX-16(14)(b)
Powers of Attorney		EX-16(16)(a)